UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	02-29-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
February 29, 2016

High-Yield Municipal - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 96.1%
Alabama — 0.9%
Industrial Development Board of the City of Mobile Alabama Rev., (Alabama Power Company), VRDN, 1.625%, 10/2/18	2,000,000	2,023,920
Jefferson County Sewer Rev., Series 2013 D, 6.50%, 10/1/53	2,000,000	2,414,740
		4,438,660
Alaska — 0.4%
Northern Tobacco Securitization Corp. Settlement Rev., Series 2006 A, 5.00%, 6/1/46	2,500,000	2,140,125
Arizona — 5.0%
Arizona Health Facilities Authority Rev., Series 2014 A, (Banner Health), 5.00%, 1/1/44	1,585,000	1,789,560
Arizona School Facilities Board COP, Series 2015 A, 5.00%, 9/1/23	2,500,000	3,066,500
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	250,000	264,060
Florence Town Inc. Industrial Development Authority Education Rev., (Legacy Traditional Charter School), 6.00%, 7/1/43	1,000,000	1,092,150
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	500,000	562,910
Phoenix Industrial Development Authority Education Rev., (Basis School, Inc.), 5.00%, 7/1/45(1)	1,500,000	1,548,720
Phoenix Industrial Development Authority Education Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	541,455
Phoenix Industrial Development Authority Education Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,058,840
Phoenix Industrial Development Authority Education Rev., Series 2014 A, (Great Hearts Academies Project), 5.00%, 7/1/44(1)	1,000,000	1,083,910
Phoenix Industrial Development Authority Education Rev., Series 2014 A, (Legacy Traditional Schools Project), 6.75%, 7/1/44(1)	2,000,000	2,260,120
Phoenix Industrial Development Authority Education Rev., Series 2016 A, (Basis School, Inc.), 5.00%, 7/1/46(1)	1,500,000	1,548,375
Phoenix Industrial Development Authority Education Rev., Series 2016 A, (Great Hearts Academies Project), 2.95%, 7/1/26	2,750,000	2,745,078
Phoenix Industrial Development Authority Rev., Series 2014, (Guam Facilities Foundation, Inc. Project), 5.375%, 2/1/41	1,000,000	1,013,470
Pima County Industrial Development Authority Education Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,003,400
Pima County Sewer System Rev., Series 2011 B, 5.00%, 7/1/26	1,000,000	1,191,940
Salt Verde Financial Corp. Senior Gas Rev., Series 2007, 5.00%, 12/1/37	1,000,000	1,184,730
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(1)	512,000	513,106
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	298,000	298,444
		23,766,768
California — 10.6%
California County Tobacco Securitization Agency Rev., Series 2006 A, 0.00%, 6/1/50(2)	8,000,000	576,000
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	2,000,000	2,360,260
California GO, 5.00%, 4/1/37	1,000,000	1,167,120
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(3)	800,000	1,069,632
California Public Works Board Lease Rev., Series 2013 A, (Judicial Council Projects), 5.00%, 3/1/30	1,500,000	1,772,910
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	1,500,000	1,731,960
California Public Works Board Lease Rev., Series 2014 A, (Various Correctional Facilities), 5.00%, 9/1/39	3,000,000	3,501,390
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), Series 2010 A, 7.50%, 6/1/42	1,975,000	2,169,932
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	2,000,000	2,276,500
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, (Election of 2004), 0.00%, 8/1/26 (NATL-RE)(2)	2,500,000	1,923,725
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/24(4)	500,000	400,510
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2015 A, 0.00%, 1/15/33(2)	750,000	355,358
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	2,250,000	2,664,877
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	500,000	597,180

Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 C, 6.50%, 1/15/43	500,000	596,585
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	500,000	474,570
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.125%, 6/1/47	2,000,000	1,795,460
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.75%, 6/1/47	2,500,000	2,417,125
Independent Cities Finance Authority Mobile Home Park Rev., Series 2010 A, (Lamplighter Salinas), 6.15%, 7/15/40	2,000,000	2,226,180
Long Beach Unified School District GO, Capital Appreciation, Series 2008 G, 0.00%, 8/1/25 (AGC)(2)	1,595,000	1,281,056
Morongo Band of Mission Indians Rev., Series 2008 B, (Enterprise Casino Services), 6.50%, 3/1/28(1)	1,000,000	1,092,880
Oakland Redevelopment Agency Rev., 5.00%, 9/1/16, Prerefunded at 100% of Par (Ambac)(3)	3,350,000	3,431,036
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	385,000	472,561
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	251,798
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	200,000	201,504
Poway Unified School District GO, (Election of 2008), 0.00%, 8/1/32(2)	2,000,000	1,150,600
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Rev., Series 2015 A-1, (Public Improvements), 5.50%, 9/1/45	1,500,000	1,633,740
River Rock Entertainment Authority (The) Rev., Series 2011 B, 8.00%, 11/1/18(5)(6)	2,931,000	300,310
San Diego Public Facilities Financing Authority Lease Rev., Series 2015 A, (Capital Improvement Projects), 5.00%, 10/15/44	500,000	584,435
San Francisco City and County Airports Commission Rev., Series 2013 A, (San Francisco International Airport), 5.00%, 5/1/23	750,000	902,993
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	250,000	285,605
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/36 (NATL-RE)(2)	1,000,000	412,480
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 B, (Junior Lien), 5.25%, 1/15/44	3,000,000	3,277,770
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Capital Appreciation, Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43 (BAM)(2)	3,500,000	790,720
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,500,000	1,503,720
Tejon Ranch Public Facilities Finance Authority Special Tax Rev., Series 2015 A, (Community Facilities District No. 2008-1), 5.00%, 9/1/45	2,000,000	2,210,700
		49,861,182
Colorado — 3.8%
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,051,530
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	2,000,000	2,074,020
Colorado Health Facilities Authority Rev., Series 2010 A, (Total Longterm Care), 6.00%, 11/15/30	500,000	571,200
Denver City and County Airport Rev., Series 2007 A, (United Air Lines Project), 5.75%, 10/1/32	1,500,000	1,569,255
Denver Health & Hospital Authority Rev., Series 2014 A, 5.00%, 12/1/39	800,000	879,992
Denver Health & Hospital Authority Rev., Series 2014 A, 5.25%, 12/1/45	250,000	278,130
Denver Urban Renewal Authority Tax Increment Rev., Series 2013 A-1, 5.00%, 12/1/25	1,500,000	1,753,800
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.19%, 3/3/16	2,200,000	2,193,796
Foothills Metropolitan District Special Assessment Rev., 6.00%, 12/1/38	1,000,000	1,077,350
One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24	1,400,000	1,402,828
Park Creek Metropolitan District Tax Allocation Rev., Series 2015 A, (Senior Limited Property Tax Supported), 5.00%, 12/1/45	1,125,000	1,251,585
Plaza Metropolitan District No. 1 Tax Allocation Rev., 5.00%, 12/1/22(1)	500,000	545,370
Regional Transportation District COP, 5.00%, 6/1/20	1,750,000	2,035,075
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,125,320
		17,809,251
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority Rev., Series 2015 A, (Yale University), VRDN, 1.375%, 7/11/18	2,500,000	2,533,625
Delaware — 0.4%
Delaware State Economic Development Authority Gas Facilities Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,680,075
District of Columbia — 0.7%
District of Columbia Rev., Series 2016 A, (National Law Enforcement), 7.75%, 7/1/49	3,000,000	3,094,170

Florida — 6.6%
Alachua County Health Facilities Authority Rev., (Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,500,000	1,668,180
Babcock Ranch Community Independent Special District Special Assessment Rev., 5.25%, 11/1/46	250,000	250,375
Brevard County Health Facilities Authority Rev., (Health First, Inc.), 5.00%, 4/1/39	2,445,000	2,735,148
Brevard County Industrial Development Rev., (TUFF Florida Institute of Technology), 6.75%, 11/1/39	1,000,000	1,091,300
Broward County Airport System Rev., Series 2013 C, 5.25%, 10/1/38	500,000	574,370
Broward County Airport System Rev., Series 2015 A, 5.00%, 10/1/28	2,000,000	2,383,940
Celebration Pointe Community Development District Special Assessment Rev., 5.125%, 5/1/45	750,000	765,480
Escambia County Rev., Series 1997, (Gulf Power Co.),VRDN, 2.10%, 4/11/19	500,000	511,610
Florida Development Finance Corp. Rev., Series 2015 A, (Renaissance Charter School, Inc.), 6.125%, 6/15/46(1)	1,000,000	1,012,560
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,053,720
Hillsborough County Industrial Development Authority Rev., Series 2013 A, (Tampa General Hospital), 5.00%, 10/1/34	1,250,000	1,402,738
Hillsborough County School Board COP, Series 2015 A, (Master Lease Program), 5.00%, 7/1/22	1,250,000	1,503,987
Lakeland Hospital System Rev., (Lakeland Regional Health Systems), 5.00%, 11/15/45	1,500,000	1,669,395
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center), 5.50%, 11/15/42	1,500,000	1,675,800
Miami Beach Redevelopment Authority Rev., Series 2015 A, 5.00%, 2/1/27	1,000,000	1,191,770
Miami-Dade County Educational Facilities Authority Rev., Series 2015 A, (University of Miami), 5.00%, 4/1/30	1,250,000	1,475,350
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/31	1,000,000	1,169,050
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,019,873
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	1,500,000	1,710,825
Mid-Bay Bridge Authority Springing Lien Rev., Series 2011 A, 7.25%, 10/1/21, Prerefunded at 100% of Par(3)	515,000	680,470
Orange County Health Facilities Authority Rev., (Presbyterian Retirement Communities Project), 5.00%, 8/1/34	1,450,000	1,618,069
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	1,000,000	1,130,040
Tallahassee Rev., Series 2016 A, (Tallahassee Memorial Healthcare), 5.00%, 12/1/24	1,225,000	1,472,070
Village Community Development District No. 10 Special Assessment Rev., 6.00%, 5/1/44	480,000	554,270
Village Community Development District No. 8 Special Assessment Rev., 6.125%, 5/1/39	805,000	927,618
		31,248,008
Georgia — 1.8%
Atlanta Airport Rev., Series 2011 B, 5.00%, 1/1/29	1,000,000	1,106,030
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/19, Prerefunded at 100% of Par(3)	3,000,000	3,591,870
DeKalb County Water and Sewer Rev., Series 2011 A, 5.25%, 10/1/36	1,000,000	1,181,330
Marietta Development Authority Rev., (Life University, Inc.), 7.00%, 6/15/39	1,000,000	1,040,470
Monroe County Development Authority Pollution Control Rev., (Georgia Power Co.), VRDN, 2.35%, 12/11/20	1,500,000	1,544,205
		8,463,905
Guam — 0.2%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.625%, 12/1/30	1,000,000	1,094,660
Hawaii — 0.7%
Hawaii State Department of Budget & Finance Rev., 5.00%, 1/1/45(1)	1,500,000	1,520,235
Hawaii State Department of Budget & Finance Rev., Series 2009 A, (15 Craigside), 9.00%, 11/15/44	1,500,000	1,855,020
		3,375,255
Idaho — 0.6%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,000,000	3,001,980
Illinois — 7.0%
Chicago GO, Series 2011 A, 5.00%, 1/1/40	2,500,000	2,366,625
Chicago GO, Series 2015 A, 5.50%, 1/1/39	2,000,000	2,001,220
Chicago Midway Airport Rev., Series 2013 B, 5.00%, 1/1/26	2,200,000	2,563,242
Chicago O'Hare International Airport Rev., Series 2013 A, (General Senior Lien), 5.00%, 1/1/22	3,000,000	3,515,220
Chicago O'Hare International Airport Rev., Series 2015 A, 5.00%, 1/1/27	3,000,000	3,498,180
Chicago Wastewater Transmission Rev., Series 2008 C, (Second Lien), 5.00%, 1/1/34	245,000	269,395
Chicago Wastewater Transmission Rev., Series 2008 C, (Second Lien), 5.00%, 1/1/35	245,000	270,174
Chicago Wastewater Transmission Rev., Series 2008 C, (Second Lien), 5.00%, 1/1/39	1,240,000	1,343,986

Chicago Wastewater Transmission Rev., Series 2014, (Second Lien), 5.00%, 1/1/44	500,000	535,420
Chicago Waterworks Rev., (Second Lien), 5.00%, 11/1/39	450,000	485,415
Illinois Educational Facilities Authority Rev., Series 2001 B-1, (University of Chicago), VRDN, 1.10%, 2/15/18	1,125,000	1,130,344
Illinois Finance Authority Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/18, Prerefunded at 100% of Par(3)	1,500,000	1,758,825
Illinois Finance Authority Rev., Series 2013 A, (Benedictine University Project), 6.25%, 10/1/33	1,000,000	1,141,550
Illinois Finance Authority Rev., Series 2013, (Northwestern Memorial Healthcare), 5.00%, 8/15/43	1,000,000	1,108,610
Illinois Finance Authority Rev., Series 2015 A, (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,007,220
Illinois Finance Authority Rev., Series 2015 A, (OSF Healthcare System), 5.00%, 11/15/45	1,300,000	1,455,324
Illinois Finance Authority Rev., Series 2015 A, (Rush University Medical Center Obligation Group), 5.00%, 11/15/38	500,000	568,505
Illinois Finance Authority Rev., Series 2015, (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,043,800
Illinois GO, 5.50%, 7/1/38	1,000,000	1,084,600
Illinois GO, 5.00%, 2/1/39	1,900,000	1,994,943
Illinois Toll Highway Authority Rev., Series 2016 A, (Senior Lien), 5.00%, 12/1/32	910,000	1,080,234
Metropolitan Pier & Exposition Authority Rev., Capital Appreciation, Series 2012 B, (McCormick Place Project), 0.00%, 12/15/41(2)	1,000,000	290,150
University of Illinois Rev., Series 2011 A, (Auxiliary Facilities System), 5.25%, 4/1/41	625,000	695,887
		33,208,869
Indiana — 0.1%
Richmond Hospital Authority Rev., Series 2015 A, 5.00%, 1/1/39	500,000	567,760
Iowa — 0.2%
Iowa Tobacco Settlement Authority Rev., Series 2005 C, 5.625%, 6/1/46	1,000,000	999,910
Louisiana — 1.2%
Louisiana Offshore Terminal Authority Rev., Series 1997 A, (LOOP LLC Project), VRDN, 0.01%, 3/1/16 (LOC: JPMorgan Chase Bank N.A.)	600,000	600,000
Louisiana State Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	1,500,000	1,726,875
New Orleans Aviation Board Rev., Series 2009 A, (Consolidated Rental Car), 6.50%, 1/1/40	1,500,000	1,692,435
New Orleans Sewerage Service Rev., 5.00%, 6/1/40	695,000	781,458
New Orleans Sewerage Service Rev., 5.00%, 6/1/45	640,000	717,459
		5,518,227
Maryland — 2.1%
Anne Arundel County Special Obligation Tax Allocation Rev., (National Business Park), 6.10%, 7/1/40	1,000,000	1,059,310
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	2,900,000	3,095,460
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,094,680
Maryland Health & Higher Educational Facilities Authority Rev., (Lifebridge Health Obligation Group), 5.00%, 7/1/47	2,000,000	2,263,820
Maryland Health & Higher Educational Facilities Authority Rev., (Medstar Health, Inc.), 5.00%, 8/15/42	1,000,000	1,136,340
Maryland Health & Higher Educational Facilities Authority Rev., Series 2016 A, (Mercy Medical Center), 4.00%, 7/1/42(7)	1,405,000	1,406,714
		10,056,324
Massachusetts — 0.6%
Massachusetts Development Finance Agency Rev., (Umass Memorial Health Care), 4.00%, 7/1/41	570,000	573,580
Massachusetts Development Finance Agency Rev., (Umass Memorial Health Care), 5.00%, 7/1/46	1,000,000	1,129,600
Massachusetts Development Finance Agency Rev., Series 2015 F, (Lahey Clinic), 5.00%, 8/15/45	910,000	1,035,225
		2,738,405
Michigan — 2.6%
Detroit City School District GO, Series 2012 A, (School Building & Site Improvement), 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,857,275
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,429,550
Kentwood Economic Development Corp. Rev., (Limited Obligation/Holland Home), 5.625%, 11/15/41	1,750,000	1,861,125
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/39	835,000	934,565
Michigan Finance Authority Rev., Series 2014, (Thomas M. Cooley Law School Project), 6.75%, 7/1/44(1)	1,000,000	1,060,310
Michigan Finance Authority Rev., Series 2015 A, (Detroit School District), 5.00%, 5/1/25 (Q-SBLF)	375,000	454,384
Michigan Finance Authority Rev., Series 2016 A, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000,000	2,008,680

Royal Oak Hospital Finance Authority Rev., Series 2014 D, (William Beaumont Hospital), 5.00%, 9/1/39	1,600,000	1,797,776
		12,403,665
Minnesota — 0.2%
Hugo Charter School Lease Rev., Series 2014 A, (Noble Academy Project), 5.00%, 7/1/44	1,000,000	995,430
Mississippi — 0.7%
Mississippi Development Bank Special Obligation Rev., Series 2015 A, (Municipal Energy Agency of Mississippi Power Supply), 5.00%, 3/1/29 (AGM)	2,640,000	3,114,355
Missouri — 3.2%
Kansas City Industrial Development Authority Rev., (Kansas City United Methodist Retirement Home, Inc.), 6.00%, 11/15/51(1)	1,500,000	1,516,440
Kirkwood Industrial Development Authority Rev., Series 2010 A, (Aberdeen Heights), 8.25%, 5/15/45	3,000,000	3,390,180
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.03%, 3/1/16 (LOC: Commerce Bank N.A.)	4,100,000	4,100,000
Missouri State Health & Educational Facilities Authority Rev., Series 2011, (Lutheran Senior Services), 6.00%, 2/1/41	1,250,000	1,386,262
Missouri State Health & Educational Facilities Authority Rev., Series 2013, (St. Louis College of Pharmacy Project), 5.50%, 5/1/43	1,000,000	1,106,460
Missouri State Health & Educational Facilities Authority Rev., Series 2015 B, (St. Louis College of Pharmacy Project), 5.00%, 5/1/45	1,890,000	2,003,457
Saint Louis County Industrial Development Authority Rev., Series 2015 A, (Nazareth Living Center Project), 5.125%, 8/15/45	1,800,000	1,842,660
		15,345,459
Nebraska — 1.2%
Central Plains Energy Project Rev., 5.00%, 9/1/42	1,360,000	1,467,998
Douglas County Hospital Authority No. 2 Rev., (Nebraska Methodist Health System), 5.00%, 11/1/45	1,250,000	1,404,300
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health System), 5.00%, 11/1/45	250,000	280,860
Santee Sioux Nation Tribal Health Care Rev., (Indian Health Service Joint Venture), 8.75%, 10/1/20 (Acquired 11/19/09, Cost $2,400,000)(8)	2,400,000	2,407,992
		5,561,150
Nevada — 1.0%
Clark County Improvement District No. 159 Special Assessment Rev., 5.00%, 8/1/30	1,475,000	1,541,655
Clark County Improvement District No. 159 Special Assessment Rev., 5.00%, 8/1/32	375,000	388,725
Clark County Improvement District No. 159 Special Assessment Rev., 5.00%, 8/1/35	700,000	718,585
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	925,000	937,728
Las Vegas Special Improvement District No. 812 Special Assessment Rev., (Summerlin Village), 5.00%, 12/1/35	1,000,000	1,022,460
		4,609,153
New Jersey — 4.3%
New Jersey Economic Development Authority Rev., Series 1999, (Continental Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,098,220
New Jersey Economic Development Authority Rev., Series 2003, (Continental Airlines, Inc.), 5.50%, 6/1/33	500,000	558,245
New Jersey Economic Development Authority Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	2,950,000	2,950,000
New Jersey Economic Development Authority Rev., Series 2013, (The Goethals Bridge Replacement Project), 5.375%, 1/1/43	1,600,000	1,784,288
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facility Construction), 5.00%, 6/15/40	2,000,000	2,093,840
New Jersey Economic Development Authority Rev., Series 2014, (Lions Gate Project), 5.25%, 1/1/44	1,000,000	1,037,310
New Jersey Health Care Facilities Financing Authority Rev., Series 2014 A, (Barnabas Health), 5.00%, 7/1/44	1,000,000	1,121,070
New Jersey Health Care Facilities Financing Authority Rev., Series 2015 A, (University Hospital), 5.00%, 7/1/46 (AGM)	1,800,000	2,023,344
New Jersey Health Care Facilities Financing Authority Rev., Series 2016 A, (Princeton Healthcare System), 5.00%, 7/1/22	1,000,000	1,194,850
New Jersey Health Care Facilities Financing Authority Rev., Series 2016 A, (Princeton Healthcare System), 5.00%, 7/1/23	1,000,000	1,202,310
New Jersey Transportation Trust Fund Authority Rev., Series 2012 A, 5.00%, 6/15/42	1,000,000	1,043,790
Tobacco Settlement Financing Corp. Rev., Series 2007 1-A, 4.75%, 6/1/34	2,000,000	1,714,840
Tobacco Settlement Financing Corp. Rev., Series 2007 1A, 5.00%, 6/1/41	3,000,000	2,591,160
		20,413,267
New Mexico — 0.2%
Montecito Estates Public Improvement District Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,070,000	1,094,631

New York — 11.3%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	800,000	925,096
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,630,335
Build NYC Resource Corp. Rev., 5.25%, 11/1/34	750,000	809,753
Build NYC Resource Corp. Rev., (Albert Einstein College of Medicine, Inc.), 5.50%, 9/1/45(1)	3,000,000	3,266,250
Build NYC Resource Corp. Rev., Series 2014, (Metropolitan College of New York Project), 5.50%, 11/1/44	1,000,000	1,072,860
Build NYC Resource Corp. Rev., Series 2014, (Pratt Paper NY, Inc.), 5.00%, 1/1/35(1)	1,000,000	1,080,670
Dutchess County Local Development Corp. Rev., Series 2015 A, (Marist College Project), 5.00%, 7/1/45	3,000,000	3,406,890
Metropolitan Transportation Authority Rev., Series 2013 D, 5.00%, 11/15/43	1,000,000	1,145,620
Metropolitan Transportation Authority Rev., Series 2015 F, 5.00%, 11/15/19	4,000,000	4,597,600
New York City GO, Series 2013 A-1, 5.00%, 8/1/36	900,000	1,059,543
New York City GO, Series 2013 J, 5.00%, 8/1/23	750,000	927,098
New York City GO, Series 2015 A, 5.00%, 8/1/18	3,000,000	3,311,550
New York City Industrial Development Agency Rev., Series 2002 B, (John F. Kennedy International Airport Terminal), VRDN, 2.00%, 8/1/16	3,000,000	3,007,350
New York City Industrial Development Agency Rev., Series 2012 A, 5.00%, 7/1/28	1,000,000	1,083,620
New York Liberty Development Corp. Rev., (World Trade Center), 5.00%, 11/15/44(1)	5,000,000	5,334,100
New York Liberty Development Corp. Rev., Series 2005, (Goldman Sachs Headquarters), 5.25%, 10/1/35	1,030,000	1,260,802
New York State Dormitory Authority Rev., Series 2013 A, 5.00%, 7/1/26	500,000	607,810
New York State Dormitory Authority Rev., Series 2014 A, (Touro College & University System), 5.50%, 1/1/44	850,000	935,484
New York State Dormitory Authority Rev., Series 2015 A, 5.00%, 3/15/17	1,795,000	1,882,865
New York State Dormitory Authority Rev., Series 2015 A, (North Shore Long Island Jewish Obligated Group), 5.00%, 5/1/43	1,500,000	1,693,365
New York Transportation Development Corp. Rev., (Terminal One Group Association, L.P.), 5.00%, 1/1/22	1,000,000	1,184,500
New York Transportation Development Corp. Rev., (Terminal One Group Association, L.P.), 5.00%, 1/1/23	1,000,000	1,198,610
Newburgh GO, Series 2012 A, 5.625%, 6/15/33	1,400,000	1,524,180
Onondaga Civic Development Corp. Rev., Series 2014 A, (St. Joseph's Hospital Health Center Project), 5.125%, 7/1/19, Prerefunded at 100% of Par(3)	500,000	572,080
Port Authority of New York & New Jersey Special Obligation Rev., Series 8, (John F. Kennedy International Airport Terminal), 6.00%, 12/1/36	2,000,000	2,366,100
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28	3,000,000	3,605,310
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, Series 2013 A, 0.00%, 11/15/30(2)	1,500,000	977,835
TSASC, Inc. Rev., Series 1, 5.125%, 6/1/42	1,000,000	920,060
Westchester County Local Development Corp. Rev., Series 2014 A, (Pace University), 5.50%, 5/1/42	1,655,000	1,879,021
		53,266,357
North Carolina — 0.9%
Charlotte-Mecklenburg Hospital Authority Rev., Series 2013 A, (Carolinas Health Care System), 5.00%, 1/15/39	1,250,000	1,398,512
North Carolina Capital Facilities Finance Agency Rev., (Duke Energy Carolinas LLC), 4.375%, 10/1/31	1,500,000	1,620,510
North Carolina Medical Care Commission Rev., Series 2015, (Pennybyrn at Maryfield), 5.00%, 10/1/35	1,000,000	1,057,890
		4,076,912
North Dakota — 0.4%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Obligation Group), VRDN, 0.02%, 3/1/16 (LOC: Bank of America N.A.)	1,700,000	1,700,000
Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A-2, 5.125%, 6/1/24	2,000,000	1,845,100
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A-2, 5.75%, 6/1/34	1,000,000	899,890
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A-2, 5.875%, 6/1/47	5,000,000	4,505,350
Cleveland OH Airport System Rev., Series 2016 A, 5.00%, 1/1/26 (AGM)	2,000,000	2,410,100
Hamilton County Hospital Facilities Rev., (UC Health), 5.00%, 2/1/44	1,250,000	1,385,562
Muskingum County Hospital Facilities Rev., (Genesis Healthcare System), 5.00%, 2/15/44	2,500,000	2,586,025
Southeastern Ohio Port Authority Hospital Facilities Rev., Series 2015, (Memorial Health System), 5.00%, 12/1/43	250,000	259,498
Southeastern Ohio Port Authority Hospital Facilities Rev., Series 2015, (Memorial Health System), 5.50%, 12/1/43	550,000	599,368
		14,490,893
Oklahoma — 2.0%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	2,000,000	2,332,620

Trustees of the Tulsa Municipal Airport Trust Rev., 5.50%, 12/1/35	4,000,000	4,377,000
Tulsa County Industrial Authority Senior Living Community Rev., Series 2010 A, (Montereau, Inc.), 7.25%, 11/1/40	2,500,000	2,747,700
		9,457,320
Oregon — 1.5%
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37 (Acquired 6/28/07, Cost $1,370,000)(8)	1,370,000	1,398,880
Oregon GO, Series 2011 J, 5.00%, 5/1/36	1,250,000	1,445,350
Oregon GO, Series 2015 F, (Article XI-Q State Projects), 5.00%, 5/1/39	1,500,000	1,769,250
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,117,700
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,397,125
		7,128,305
Pennsylvania — 4.5%
Allegheny County Redevelopment Authority Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,385,000	1,393,781
Chester County Health & Education Facilities Authority Rev., Series 2015 A, (Simpson Senior Services), 5.25%, 12/1/45	1,400,000	1,436,442
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,000,000	1,067,120
Montgomery County Industrial Development Authority Health System Rev., Series 2015 A, (Albert Einstein Healthcare Network), 5.25%, 1/15/45	1,110,000	1,221,044
Northampton County General Purpose Authority Rev., (Moravian College), 5.00%, 10/1/36	2,250,000	2,552,805
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/19, Prerefunded at 100% of Par(3)	2,000,000	2,305,800
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	2,000,000	2,211,640
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/44	880,000	990,062
Philadelphia Authority for Industrial Development Rev., Series 2014 A, (First Philadelphia Preparatory Charter School Project), 7.25%, 6/15/43	1,500,000	1,777,080
Philadelphia GO, Series 2014 A, 5.00%, 7/15/38	1,500,000	1,684,425
Philadelphia Hospitals & Higher Education Facilities Authority Rev., Series 2012 A, (Temple University Health System), 5.625%, 7/1/42	2,500,000	2,694,875
Philadelphia Municipal Authority Lease Rev., 6.50%, 4/1/39	1,500,000	1,702,410
		21,037,484
Rhode Island — 0.2%
Tobacco Settlement Financing Corp. Rev., Series 2015 B, 5.00%, 6/1/50	890,000	920,598
South Carolina — 1.1%
Piedmont Municipal Power Agency Rev., Series 2015 A, 5.00%, 1/1/25	1,245,000	1,526,955
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,601,703
Spartanburg County Regional Health Services District Rev., Series 2012 A, 5.00%, 4/15/37	2,000,000	2,204,080
		5,332,738
Tennessee — 0.3%
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.02%, 3/1/16 (LOC: Bank of America N.A.)	1,435,000	1,435,000
Texas — 4.7%
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,059,320
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,095,840
Central Texas Regional Mobility Authority Rev., Series 2015 A, (Senior Lien), 5.00%, 1/1/40	1,500,000	1,694,430
Dallas-Fort Worth International Airport Rev., Series 2012 B, 5.00%, 11/1/26	3,000,000	3,483,540
Houston Convention & Entertainment Facilities Department Special Tax Rev., 5.00%, 9/1/40	875,000	991,471
Houston Hotel Occupancy Tax Rev., (Convention & Entertainment), 5.00%, 9/1/39	1,000,000	1,133,900
La Vernia Higher Education Finance Corp. Rev., Series 2009 A, (Kipp, Inc.), 6.25%, 8/15/19, Prerefunded at 100% of Par(3)	1,000,000	1,181,910
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	553,740
North Texas Tollway Authority Rev., Series 2015 B, 5.00%, 1/1/40	890,000	1,008,699
San Antonio Electric & Gas Rev., (Junior Lien), 5.00%, 2/1/43	650,000	727,682
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Healthcare Obligated Group), 5.00%, 8/15/43	1,000,000	1,123,560

Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/LBJ Infrastructure), 7.00%, 6/30/40	3,000,000	3,633,840
Texas Public Finance Authority Charter School Finance Corp. Rev., Series 2010 A, (Cosmos Foundation, Inc.), 6.20%, 2/15/20, Prerefunded at 100% of Par(3)	1,500,000	1,806,570
Travis County Health Facilities Development Corp. Rev., (Westminster Manor Health), 7.125%, 11/1/40	1,500,000	1,723,755
		22,218,257
Vermont — 0.3%
Vermont Educational & Health Buildings Financing Agency Rev., Series 2016 A, (University of Vermont Medical Center), 5.00%, 12/1/24	1,000,000	1,228,250
Virginia — 2.7%
Cherry Hill Community Development Authority Special Assessment Rev., (Potomac Shores Project), 5.40%, 3/1/45(1)	1,000,000	1,036,790
Dulles Town Center Community Development Authority Special Assessment Rev., 4.25%, 3/1/26	1,750,000	1,802,553
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	570,000	641,888
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/31	1,000,000	1,191,530
Lower Magnolia Green Community Development Authority Special Assessment Rev., Series 2015, 5.00%, 3/1/45(1)	1,000,000	1,011,060
Mosaic Community Development Authority Tax Allocation Rev., Series 2011 A, 6.875%, 3/1/36	1,000,000	1,153,290
Tobacco Settlement Financing Corp. Rev., Series 2007 B-1, 5.00%, 6/1/47	500,000	400,080
Virginia College Building Authority Rev., Series 2015 A, (Marymount University Project), 5.00%, 7/1/45(1)	860,000	882,016
Virginia College Building Authority Rev., Series 2015 B, (Marymount University Project), 5.00%, 7/1/45(1)	400,000	410,240
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	1,000,000	1,139,570
Wise County Industrial Development Authority Rev., Series 2009 A, (Virginia Electric and Power Co.), VRDN, 2.15%, 9/1/20	3,000,000	3,110,130
		12,779,147
Washington — 4.0%
Port of Seattle Industrial Development Corp. Rev., (Delta Airlines, Inc.), 5.00%, 4/1/30	1,000,000	1,067,520
Port of Seattle Rev., Series 2015 B, 5.00%, 3/1/18	1,000,000	1,087,030
Seattle Municipal Light & Power Rev., Series 2015 B-2, VRDN, 0.69%, 3/3/16	3,750,000	3,750,000
Washington GO, Series R-2015 C, 5.00%, 7/1/27	2,500,000	3,065,075
Washington Health Care Facilities Authority Rev., Series 2007 D, (Multicare Health System), VRDN, 0.01%, 3/1/16 (LOC: Barclays Bank PLC)	6,500,000	6,500,000
Washington State Housing Finance Commission Rev., Series 2014 A, (Rockwood Retirement Communities Project), 7.50%, 1/1/49(1)	2,000,000	2,305,720
Washington State Housing Finance Commission Rev., Series 2015 A, (Heron's Key Obligated Group), 7.00%, 7/1/50(1)	1,250,000	1,299,300
		19,074,645
Wisconsin — 1.8%
Public Finance Authority Rev., (Roseman University Health Sciences), 5.50%, 4/1/32	2,000,000	2,034,180
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/30	2,500,000	3,003,825
Wisconsin Health & Educational Facilities Authority Rev., Series 2009 A, (St. John's Communities, Inc.), 7.625%, 9/15/19, Prerefunded at 100% of Par(3)	1,000,000	1,229,220
Wisconsin Health & Educational Facilities Authority Rev., Series 2014, (Mile Bluff Medical Center, Inc.), 5.75%, 5/1/39	1,000,000	1,063,870
Wisconsin Health & Educational Facilities Authority Rev., Series 2015 B, (St. John's Communities, Inc.), 5.00%, 9/15/45	1,000,000	1,071,630
		8,402,725
Wyoming — 0.5%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39	2,000,000	2,267,820
TOTAL MUNICIPAL SECURITIES (Cost $427,931,853)		453,950,720
TEMPORARY CASH INVESTMENTS — 3.1%
Federated Tax-Free Obligations Fund, Wealth Shares (Cost $14,606,982)	14,606,982	14,606,982
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $442,538,835)		468,557,702
OTHER ASSETS AND LIABILITIES — 0.8%		3,855,021
TOTAL NET ASSETS — 100.0%		$472,412,723

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
Q-SBLF	-	Qualified School Board Loan Fund
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $34,338,792, which represented 7.3% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)	Non-income producing.

(6)	Security is in default.

(7)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(8)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,806,872, which represented 0.8% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	453,950,720	—
Temporary Cash Investments	14,606,982	—	—
	14,606,982	453,950,720	—

3. Federal Tax Information

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$442,538,835
Gross tax appreciation of investments	$28,819,609
Gross tax depreciation of investments	(2,800,742)
Net tax appreciation (depreciation) of investments	$26,018,867

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
February 29, 2016

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.4%
Alabama — 0.2%
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 4.00%, 6/1/16	1,060,000	1,069,625
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/17	1,500,000	1,579,140
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/19	4,510,000	5,065,767
		7,714,532
Alaska — 0.2%
Alaska International Airports System Rev., Series 2016 B, 5.00%, 10/1/32(1)	3,560,000	4,080,757
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)	1,875,000	1,878,637
		5,959,394
Arizona — 1.5%
Arizona Board of Regents COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/16, Prerefunded at 100% of Par (Ambac)(2)	1,935,000	1,958,723
Arizona Health Facilities Authority Rev., Series 2007 B, (Banner Health), VRN, 1.22%, 4/1/16	7,500,000	6,655,200
Arizona Health Facilities Authority Rev., Series 2015 A, (Banner Health), 5.00%, 1/1/25	1,980,000	2,448,151
Arizona Water Infrastructure Finance Authority Rev., Series 2010 A, 5.00%, 10/1/18	3,000,000	3,339,780
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	2,000,000	2,112,480
Industrial Development Authority of the City of Phoenix (The) Rev., Series 2016 A, (Great Hearts Academies Project), 5.00%, 7/1/36	1,875,000	2,091,300
Industrial Development Authority of the City of Phoenix (The) Rev., Series 2016 A, (Great Hearts Academies Project), 5.00%, 7/1/41	1,200,000	1,314,432
Industrial Development Authority of the City of Phoenix (The) Rev., Series 2016 A, (Great Hearts Academies Project), 5.00%, 7/1/46	1,300,000	1,417,559
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	5,000,000	5,629,100
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL-RE)	1,815,000	1,912,792
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	3,000,000	3,364,890
Phoenix Civic Improvement Corp. Excise Tax Rev., Series 2015 A, 5.00%, 7/1/21	1,000,000	1,199,080
Phoenix Civic Improvement Corp. Excise Tax Rev., Series 2015 A, 5.00%, 7/1/22	1,225,000	1,496,607
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	1,750,000	1,946,683
Phoenix GO, Series 1995 A, 6.25%, 7/1/17	1,070,000	1,153,193
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(2)	1,065,000	1,176,814
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	645,000	706,159
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(2)	1,120,000	1,282,870
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	680,000	768,665
Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/24 (FGIC)	775,000	787,609
Salt River Project Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38	4,900,000	5,216,295
Salt River Project Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	4,060,000	4,464,133
		52,442,515
Arkansas — 0.1%
Valdez Marine Terminal Rev., Series 2003 C, (BP Pipelines, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,929,810
California — 17.9%
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/24	1,500,000	1,851,705
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/26	2,000,000	2,432,900

Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/27	1,725,000	2,088,751
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/30	1,750,000	2,085,300
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/31	2,000,000	2,370,680
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/32	2,000,000	2,357,720
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/33	1,800,000	2,113,254
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/39	4,000,000	4,594,600
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/46	3,900,000	4,443,231
Bay Area Toll Authority Toll Bridge Rev., Series 2006 C-4, (San Francisco Bay Area), VRDN, 1.45%, 8/1/17	5,975,000	6,024,652
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(2)	11,780,000	11,831,361
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.71%, 3/3/16	2,000,000	1,997,580
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.11%, 3/3/16	3,750,000	3,720,787
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/26	5,900,000	7,149,974
Bay Area Toll Authority Toll Bridge Rev., Series 2014 B, (San Francisco Bay Area), VRDN, 1.50%, 4/2/18	1,970,000	1,993,601
California Department of Water Resources Power Supply Rev., Series 2005 F-5, 5.00%, 5/1/22	6,215,000	6,796,165
California Department of Water Resources Power Supply Rev., Series 2005 G-4, 5.00%, 5/1/16	2,450,000	2,470,948
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley), 5.00%, 6/1/18, Prerefunded at 100% of Par(2)	2,795,000	3,069,189
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley), 5.00%, 12/1/22	205,000	226,049
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,042,750
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	5,000,000	5,682,300
California Department of Water Resources Power Supply Rev., Series 2013 AM, (Central Valley), 5.00%, 12/1/25	10,185,000	12,672,177
California Department of Water Resources Power Supply Rev., Series 2015 O, 5.00%, 5/1/21	9,760,000	11,766,851
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(2)	3,020,000	3,326,288
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(2)	870,000	958,235
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	3,500,000	3,929,660
California Educational Facilities Authority Rev., Series 2015 A, (University of Southern California), 5.00%, 10/1/25	3,125,000	4,065,187
California GO, 5.00%, 10/1/17	8,000,000	8,575,600
California GO, 5.25%, 9/1/23	25,000,000	30,497,750
California GO, 5.00%, 9/1/24	10,000,000	12,245,000
California GO, 5.00%, 8/1/25	10,000,000	12,725,400
California GO, 5.00%, 3/1/26	5,000,000	6,258,750
California GO, 5.00%, 8/1/26	7,200,000	9,071,136
California GO, 5.00%, 12/1/26	3,755,000	4,640,429
California GO, 5.00%, 2/1/27	10,000,000	12,072,500
California GO, 5.00%, 11/1/27	5,000,000	6,134,950
California GO, 5.00%, 2/1/28	10,000,000	12,026,800
California GO, 5.75%, 4/1/31	16,630,000	18,912,135
California GO, 5.00%, 6/1/32	11,805,000	12,401,625
California GO, 5.00%, 11/1/32	2,785,000	2,972,124
California GO, 6.00%, 4/1/38	5,000,000	5,745,300
California GO, 5.50%, 11/1/39	10,000,000	11,474,000
California GO, Series 2012 B, VRN, 0.91%, 3/3/16	4,000,000	4,028,440
California GO, Series 2012 B, VRN, 1.01%, 3/3/16	1,600,000	1,614,752
California GO, Series 2012 B, VRN, 1.16%, 3/3/16	1,920,000	1,951,488

California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,515,720
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,223,056
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,355,000	1,369,200
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	35,000	40,189
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	2,090,000	2,399,843
California Health Facilities Financing Authority Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39	2,500,000	2,853,225
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22	5,000,000	5,774,500
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	10,000,000	11,801,300
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/19	1,900,000	2,175,215
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/24	1,250,000	1,500,013
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	1,775,000	2,055,326
California Health Facilities Financing Authority Rev., Series 2015, (Cedars-Sinai Medical Center), 5.00%, 11/15/28	5,750,000	7,179,910
California Health Facilities Financing Authority Rev., Series 2015, (Cedars-Sinai Medical Center), 5.00%, 11/15/29	6,680,000	8,307,181
California Health Facilities Financing Authority Rev., Series 2015, (Cedars-Sinai Medical Center), 5.00%, 11/15/30	2,000,000	2,471,420
California Municipal Finance Authority COP, Series 2009, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,607,282
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,500,000	1,717,575
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building - 8 & 9), 6.25%, 4/1/34	4,000,000	4,671,200
California Public Works Board Lease Rev., Series 2009 I-1, (Various Capital Projects), 5.375%, 11/1/22	8,000,000	9,343,920
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/24	11,500,000	13,943,750
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	5,000,000	6,027,650
California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	1,935,000	2,246,458
California Public Works Board Lease Rev., Series 2015 F, 5.00%, 5/1/27	7,260,000	9,017,283
California State University Rev., Series 2015 A, 5.00%, 11/1/20	1,600,000	1,909,712
California State University Rev., Series 2015 A, 5.00%, 11/1/21	1,235,000	1,510,529
California State University Rev., Series 2015 A, 5.00%, 11/1/22	1,295,000	1,618,543
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 11/1/17	2,400,000	2,526,552
California Statewide Communities Development Authority Rev., Series 2009 E-2, (Kaiser Permanente), VRDN, 5.00%, 5/1/17	2,200,000	2,316,006
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	10,000,000	11,382,500
California Statewide Communities Development Authority Rev., Series 2012 B, (Kaiser Permanente), VRDN, 0.96%, 3/3/16	5,000,000	5,008,450
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/19 (AGM)	110,000	110,471
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, 0.00%, 8/1/29 (NATL-RE)(3)	2,230,000	1,490,354
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	2,350,000	2,783,316
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-1, VRDN, 5.00%, 1/15/18	3,750,000	3,940,725
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	3,900,000	4,658,004
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)	1,595,000	1,655,817
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	1,650,000	1,927,580
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)	670,000	691,206
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	2,225,000	2,577,217
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	2,355,000	2,629,381
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/26	1,485,000	1,799,092
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/28	1,250,000	1,491,963
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/29	1,060,000	1,259,524

Los Angeles Community College District GO, Series 2008 E-1, (Election of 2001), 5.00%, 8/1/18, Prerefunded at 100% of Par(2)	2,250,000	2,485,575
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/20	900,000	1,057,041
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/21	1,250,000	1,503,038
Los Angeles Department of Water & Power System Rev., Series 2009 B, 5.00%, 7/1/20	5,000,000	5,717,250
Los Angeles Department of Water & Power System Rev., Series 2011 A, 4.00%, 7/1/17	100,000	104,912
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/18	500,000	552,250
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/19	250,000	285,860
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/20	1,000,000	1,180,620
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/21	10,000,000	12,091,700
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/21	500,000	597,635
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18	2,300,000	2,536,946
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20	6,065,000	6,924,168
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21	6,520,000	7,443,623
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/18	3,205,000	3,535,179
Los Angeles Unified School District GO, Series 2011 A-2, 5.00%, 7/1/21	10,070,000	12,182,182
Los Angeles Wastewater System Rev., Series 2015 A, (Green Bonds), 5.00%, 6/1/27	2,400,000	3,034,104
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	2,300,000	2,598,954
Metropolitan Water District of Southern California Rev., Series 2012 B-2, VRDN, 0.39%, 3/3/16	7,000,000	6,982,780
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)	2,300,000	2,534,370
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)	2,500,000	2,751,050
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)	5,000,000	5,498,450
Oakland Unified School District Alameda County GO, 5.00%, 8/1/20	5,005,000	5,737,482
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	1,925,000	2,362,803
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/21	1,100,000	1,284,547
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/26	1,025,000	1,241,152
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/27	1,295,000	1,554,026
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/28	1,000,000	1,186,840
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/34	1,000,000	1,148,030
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/35	800,000	914,224
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	5,735,000	6,123,317
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,183,940
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(3)	4,610,000	1,730,732
Regents of the University of California Rev., Series 2015 AO, 5.00%, 5/15/25	3,035,000	3,889,777
Regents of the University of California Rev., Series 2015 AO, 5.00%, 5/15/26	2,555,000	3,237,849
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	2,665,000	3,205,275
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(2)	4,700,000	5,326,980
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	3,950,000	4,841,910
San Diego County Water Authority Rev., Series 2011 S-1, (Subordinate Lien), 5.00%, 7/1/16	5,555,000	5,623,660
San Diego Public Facilities Financing Authority Lease Rev., Series 2015 A, (Capital Improvement Projects), 5.00%, 10/15/44	2,470,000	2,887,109
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/22	2,000,000	2,353,840
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	3,000,000	3,522,210
San Francisco City and County Airports Commission Rev., Series 2008 34-F, 5.00%, 5/1/17 (AGC)	4,140,000	4,364,843
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 A, (Senior Lien), 5.00%, 1/15/29	5,900,000	6,610,773
San Marcos Public Facilities Authority Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/16, Prerefunded at 100% of Par (Ambac)(2)	1,525,000	1,555,988
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,177,191
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/16 (BAM)	630,000	641,094

Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/17 (BAM)	395,000	413,735
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/18 (BAM)	490,000	525,814
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	2,800,000	3,164,056
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	6,250,000	6,260,812
		611,605,928
Colorado — 2.3%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,417,653
Adams County COP, 4.00%, 12/1/26	2,250,000	2,573,483
Adams County COP, 4.00%, 12/1/27	1,310,000	1,480,850
Aurora Hospital Rev., (Children's Hospital Association), 5.00%, 12/1/40	1,250,000	1,364,800
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	5,000,000	5,185,050
Colorado Health Facilities Authority Rev., Series 2006 B, (Longmont Unified Hospital), 5.00%, 12/1/20 (AGC)	1,000,000	1,030,170
Colorado Health Facilities Authority Rev., Series 2008 D-1, (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,685,880
Colorado Health Facilities Authority Rev., Series 2015 A, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	1,000,000	1,100,630
Colorado Health Facilities Authority Rev., Series 2015, (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,128,530
Colorado Health Facilities Authority Rev., Series 2015, (Valley View Hospital Association), 5.00%, 5/15/45	920,000	1,035,138
Colorado Water Resources & Power Development Authority Rev., Series 2000 A, 6.25%, 9/1/16	15,000	15,080
Denver City and County Airport Rev., Series 2010 A, 5.00%, 11/15/21	2,500,000	2,920,250
Denver City and County Airport Rev., Series 2013 B, 5.00%, 11/15/43	7,400,000	8,362,814
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.19%, 3/3/16	8,650,000	8,625,607
Park Creek Metropolitan District Tax Allocation Rev., Series 2015 A, (Senior Limited Property Tax Supported), 5.00%, 12/1/45	3,760,000	4,183,075
Regional Transportation District COP, Series 2010 A, 5.50%, 6/1/21	2,000,000	2,373,560
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 7/15/19	3,600,000	4,056,300
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 1/15/20	4,835,000	5,477,378
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/20	2,895,000	3,283,248
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/21	1,400,000	1,575,182
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/21	1,400,000	1,568,938
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/22	1,400,000	1,556,534
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/22	1,500,000	1,667,715
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,125,320
Regional Transportation District Rev., Series 2012 A, (Fastracks Project), 5.00%, 11/1/25	9,800,000	12,017,348
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/19, Prerefunded at 100% of Par(2)	1,200,000	1,369,584
		80,180,117
Connecticut — 1.6%
Connecticut GO, Series 2012 A, VRDN, 0.54%, 3/3/16	4,300,000	4,301,892
Connecticut GO, Series 2012 A, VRDN, 0.69%, 3/3/16	4,000,000	4,009,240
Connecticut Health & Educational Facilities Authority Rev., Series 1999 G, (Ascension Health Center), VRDN, 1.55%, 2/1/17	3,000,000	3,026,940
Connecticut Health & Educational Facilities Authority Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL-RE)	2,660,000	2,701,576
Connecticut Health & Educational Facilities Authority Rev., Series 2010 A-3, (Yale University), VRDN, 0.875%, 2/8/18	17,900,000	17,965,514
Connecticut Special Tax Obligation Rev., Series 2015 A, 5.00%, 8/1/28	1,970,000	2,412,009
Connecticut State Health & Educational Facility Authority Rev., Series 2015 A, (Yale University), VRDN, 1.375%, 7/11/18	7,500,000	7,600,875
New Haven GO, Series 2014 B, 5.00%, 8/1/23 (AGM)	10,000,000	11,994,200
		54,012,246
District of Columbia — 1.2%
District of Columbia GO, Series 2015 A, 5.00%, 6/1/20	3,000,000	3,512,340
District of Columbia GO, Series 2015 A, 5.00%, 6/1/22	5,000,000	6,132,400

District of Columbia Rev., Series 2010 A, (Income Tax Secured), 5.00%, 12/1/19	5,000,000	5,782,350
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/16	1,200,000	1,242,792
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/17	5,000,000	5,393,800
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2008 A, (Subordinated Lien), 5.00%, 10/1/18, Prerefunded at 100% of Par (AGC)(2)	1,200,000	1,331,652
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2015 B, (Subordinate Lien), 5.00%, 10/1/28	4,710,000	5,812,328
Metropolitan Washington Airports Authority Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39	5,000,000	5,552,650
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	4,600,000	4,871,400
		39,631,712
Florida — 6.6%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	2,650,000	3,159,621
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/25	1,000,000	1,177,900
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/26	1,000,000	1,167,680
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	11,800,000	13,688,000
Citizens Property Insurance Corp. Rev., Series 2009 A-1, (Senior Secured), 5.50%, 6/1/16 (AGC)	9,450,000	9,576,063
Citizens Property Insurance Corp. Rev., Series 2009 A-1, (Senior Secured), 6.00%, 6/1/17	2,500,000	2,668,375
Citizens Property Insurance Corp. Rev., Series 2011 A-1, (Senior Secured), 5.00%, 6/1/16	3,000,000	3,036,210
Citizens Property Insurance Corp. Rev., Series 2011 A-1, (Senior Secured), 5.00%, 6/1/18	4,440,000	4,853,675
Citizens Property Insurance Corp. Rev., Series 2012 A-1, (Senior Secured), 5.00%, 6/1/20	6,050,000	7,008,138
Escambia County Rev., Series 1997, (Gulf Power Co.),VRDN, 2.10%, 4/11/19	1,500,000	1,534,830
Florida GO, Series 2015 A, 5.00%, 7/1/24	10,000,000	12,586,500
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,311,540
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/19, Prerefunded at 100% of Par(2)	3,470,000	4,010,522
Florida State Board of Education GO, Series 2013 A, 5.00%, 6/1/22	10,000,000	12,264,800
Florida's Turnpike Enterprise Rev., Series 2015 B, (Department of Transportation), 5.00%, 7/1/27	7,780,000	9,591,340
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16	1,000,000	1,012,170
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16, Prerefunded at 100% of Par(2)	410,000	415,182
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18	165,000	166,818
Halifax Hospital Medical Center Rev., Series 2006 B-1, 5.50%, 6/1/38 (AGM)	1,000,000	1,077,930
Halifax Hospital Medical Center Rev., Series 2006 B-2, 5.375%, 6/1/31 (AGM)	2,000,000	2,155,900
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/17	1,810,000	1,937,677
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/21	3,115,000	3,756,223
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/22	1,750,000	2,147,653
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/23	1,500,000	1,842,450
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	3,170,000	3,368,537
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,719,508
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	3,055,742
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/17, Prerefunded at 100% of Par (AGM)(2)	4,650,000	4,995,588
Miami-Dade County Aviation Department Rev., Series 2010 B, 5.00%, 10/1/41	3,000,000	3,247,320
Miami-Dade County Aviation Department Rev., Series 2014 B, 5.00%, 10/1/37	2,450,000	2,854,814
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/29	800,000	943,744
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/30	1,560,000	1,830,067
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/31	1,000,000	1,167,420
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/26	2,000,000	2,413,500
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/27	1,500,000	1,793,745
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/30	1,835,000	2,159,428
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/31	1,300,000	1,519,765
Miami-Dade County Water & Sewer Rev., Series 2013 A, 5.00%, 10/1/42	9,335,000	10,502,808

Orange County School Board COP, Series 2012 B, 5.00%, 8/1/26	8,000,000	9,486,000
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/27	6,500,000	7,681,505
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	3,000,000	3,371,550
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	2,000,000	2,227,540
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/19	1,500,000	1,721,565
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/20	5,000,000	5,904,650
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/21	4,745,000	5,736,752
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/22	1,750,000	2,159,133
Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(2)	335,000	356,155
Palm Beach County Health Facilities Authority Rev., Series 2010 A, (Bethesda Healthcare System), 5.25%, 7/1/40 (AGM)	5,850,000	6,481,975
Palm Beach County School Board COP, Series 2011 A, VRDN, 5.00%, 8/1/16, Prerefunded at 100% of Par(2)	7,000,000	7,139,440
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,681,570
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	4,008,932
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	3,250,000	3,672,630
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/19, Prerefunded at 100% of Par(2)	4,700,000	5,675,673
Sunrise Florida Utilities System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(2)	430,000	498,065
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)	570,000	631,492
Tallahassee Health Facilities Rev., (Tallahassee Memorial Healthcare, Inc.), 5.00%, 12/1/36	800,000	903,000
Tallahassee Health Facilities Rev., (Tallahassee Memorial Healthcare, Inc.), 5.00%, 12/1/41	1,000,000	1,108,620
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/16(2)	1,865,000	1,915,896
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/16(2)	1,730,000	1,777,212
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/16	5,000	5,139
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/17(2)	1,555,000	1,663,788
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/17(2)	1,440,000	1,540,742
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/17	5,000	5,355
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)	145,000	152,447
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (AGM)	1,000,000	1,087,340
		226,313,349
Georgia — 1.3%
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	1,200,000	1,364,184
Atlanta Rev., Series 2009 A, 6.00%, 11/1/19, Prerefunded at 100% of Par(2)	5,000,000	5,941,300
Atlanta Rev., Series 2009 A, 6.00%, 11/1/19, Prerefunded at 100% of Par(2)	3,000,000	3,564,780
City of Atlanta Water & Wastewater Rev., 5.00%, 11/1/27	2,000,000	2,477,440
Georgia GO, Series 2009 G, 5.00%, 11/1/16	2,000,000	2,063,420
Georgia GO, Series 2009 I, 5.00%, 7/1/16	10,000,000	10,162,500
Georgia Municipal Electric Authority Rev., Series 2008 D, (Project 1), 5.50%, 1/1/26	4,800,000	5,327,616
Georgia Road & Tollway Authority Rev., Series 2008 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/16	6,350,000	6,426,581
Georgia Road & Tollway Authority Rev., Series 2009 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/21	4,000,000	4,514,280
Marietta Development Authority Rev., (Life University, Inc.), 6.25%, 6/15/20	600,000	630,084
Private Colleges & Universities Authority Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35	1,000,000	1,122,360
Private Colleges & Universities Authority Rev., Series 2014, (Savannah College of Art & Design Project), 5.00%, 4/1/44	1,300,000	1,428,609
		45,023,154
Guam — 0.4%
Guam Government Business Privilege Tax GO, Series 2011 A, 5.00%, 1/1/27	3,185,000	3,622,396
Guam Government Business Privilege Tax GO, Series 2011 A, 5.25%, 1/1/36	2,000,000	2,227,960
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.875%, 12/1/40	1,500,000	1,649,145
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	4,115,000	4,563,617
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/26 (AGM)	2,000,000	2,400,400

Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/27 (AGM)	1,000,000	1,189,240
		15,652,758
Hawaii — 1.2%
Hawaii GO, Series 2007 DJ, 5.00%, 4/1/17, Prerefunded at 100% of Par (Ambac)(2)	5,000,000	5,246,250
Hawaii GO, Series 2011 EA, 5.00%, 12/1/23	10,000,000	12,159,800
Hawaii GO, Series 2014 EO, 5.00%, 8/1/23	6,000,000	7,458,300
Hawaii Pacific Health Rev., Series 2010 A, 5.50%, 7/1/40	2,500,000	2,790,675
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	800,000	903,960
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/19, Prerefunded at 100% of Par(2)	3,000,000	3,387,600
Honolulu City and County GO, Series 2015 B, 5.00%, 10/1/25	3,000,000	3,838,170
Honolulu City and County GO, Series 2015 C, 5.00%, 10/1/25	3,000,000	3,838,170
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/23	905,000	1,097,982
		40,720,907
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	276,083
Idaho Housing & Finance Association Rev., Series 2011 A, 5.00%, 7/15/29	3,000,000	3,431,730
		3,707,813
Illinois — 4.4%
Chicago Midway Airport Rev., Series 2014 B, 5.00%, 1/1/19	800,000	890,528
Chicago Midway Airport Rev., Series 2014 B, 5.00%, 1/1/21	800,000	937,136
Chicago Midway Airport Rev., Series 2014 B, 5.00%, 1/1/22	600,000	712,908
Chicago O'Hare International Airport Rev., Series 2005 B, 5.25%, 1/1/18 (NATL-RE)	5,000,000	5,404,350
Chicago O'Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (AGM)	600,000	617,244
Chicago O'Hare International Airport Rev., Series 2011 A, (Third Lien), 5.75%, 1/1/39	2,000,000	2,333,160
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/22	1,000,000	1,162,750
Chicago O'Hare International Airport Rev., Series 2015 B, 5.00%, 1/1/23	1,455,000	1,763,736
Chicago O'Hare International Airport Rev., Series 2015 B, 5.00%, 1/1/24	3,940,000	4,819,132
Chicago O'Hare International Airport Rev., Series 2015 B, 5.00%, 1/1/29	9,000,000	10,719,090
Chicago Wastewater Transmission Rev., Series 2008 C, (Second Lien), 5.00%, 1/1/34	725,000	797,188
Chicago Wastewater Transmission Rev., Series 2008 C, (Second Lien), 5.00%, 1/1/35	725,000	799,494
Chicago Wastewater Transmission Rev., Series 2008 C, (Second Lien), 5.00%, 1/1/39	1,405,000	1,522,823
Chicago Wastewater Transmission Rev., Series 2014, (Second Lien), 5.00%, 1/1/29	1,100,000	1,230,603
Chicago Wastewater Transmission Rev., Series 2014, (Second Lien), 5.00%, 1/1/31	1,000,000	1,101,290
Chicago Wastewater Transmission Rev., Series 2014, (Second Lien), 5.00%, 1/1/32	1,000,000	1,095,550
Chicago Wastewater Transmission Rev., Series 2014, (Second Lien), 5.00%, 1/1/39	2,200,000	2,366,606
Chicago Waterworks Rev., (Second Lien), 5.00%, 11/1/39	2,520,000	2,718,324
Illinois Educational Facilities Authority Rev., Series 2001 B-1, (University of Chicago), VRDN, 1.10%, 2/15/18	3,875,000	3,893,406
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/18, Prerefunded at 100% of Par(2)	5,000,000	5,730,650
Illinois Finance Authority Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 5/1/19, Prerefunded at 100% of Par(2)	5,000,000	5,870,500
Illinois Finance Authority Rev., Series 2009, (Central DuPage Health), 5.00%, 11/1/27	3,475,000	3,920,286
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.25%, 5/1/16	1,000,000	1,006,600
Illinois Finance Authority Rev., Series 2011 A, (Carle Foundation), 6.00%, 8/15/41	2,000,000	2,361,960
Illinois Finance Authority Rev., Series 2015 A, (Rush University Medical Center), 5.00%, 11/15/29	5,475,000	6,532,606
Illinois Finance Authority Rev., Series 2015 B, (Advocate Health Care Network), 5.00%, 5/1/22	1,500,000	1,815,285
Illinois Finance Authority Rev., Series 2015 B, (Rush University Medical Center), 5.00%, 11/15/29	5,000,000	5,965,850
Illinois GO, 5.50%, 7/1/38	4,900,000	5,314,540
Illinois GO, 5.00%, 2/1/39	3,000,000	3,149,910
Illinois GO, 5.00%, 5/1/39	5,880,000	6,181,468

Illinois Toll Highway Authority Rev., Series 2010 A-1, 5.00%, 1/1/25	5,000,000	5,668,400
Illinois Toll Highway Authority Rev., Series 2014 B, (Senior Lien), 5.00%, 1/1/39	2,450,000	2,764,384
Illinois Toll Highway Authority Rev., Series 2014 C, 5.00%, 1/1/36	15,000,000	17,275,800
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	6,000,000	6,316,680
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	11,806,700
Regional Transportation Authority Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)	550,000	636,873
Southwestern Illinois Development Authority Rev., (Triad School District No. 2), 5.00%, 10/1/16, Prerefunded at 100% of Par (NATL-RE)(2)	1,000,000	1,027,450
Springfield Electric Rev., (Senior Lien), 5.00%, 3/1/20	1,000,000	1,142,420
Springfield Electric Rev., (Senior Lien), 5.00%, 3/1/21	1,000,000	1,168,190
Springfield Electric Rev., (Senior Lien), 5.00%, 3/1/22	1,750,000	2,080,278
Springfield Electric Rev., (Senior Lien), 5.00%, 3/1/23	1,245,000	1,500,275
Springfield Electric Rev., (Senior Lien), 5.00%, 3/1/24	1,750,000	2,123,888
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)(2)	3,270,000	3,276,932
		149,523,243
Indiana — 1.6%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (AGM)	1,000,000	1,030,760
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (AGM)	1,520,000	1,550,902
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (AGM)	1,600,000	1,632,464
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (AGM)	1,680,000	1,714,087
Indiana Finance Authority Lease Rev., Series 2008 A-1, 5.00%, 11/1/16	5,000,000	5,152,000
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/16	1,055,000	1,077,851
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,138,950
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,524,302
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,183,520
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,344,454
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,437,150
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,668,386
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,410,550
Indiana Finance Authority Rev., Series 2015 A, (Convention Center Expansion Project), 5.00%, 2/1/27	1,120,000	1,371,283
Indiana Finance Authority Rev., Series 2015 A, (Convention Center Expansion Project), 5.00%, 2/1/28	2,005,000	2,439,383
Indiana Finance Authority Rev., Series 2015 A, (Convention Center Expansion Project), 5.00%, 2/1/29	2,500,000	3,013,950
Indiana Finance Authority Rev., Series 2015 A, (Stadium Project), 5.00%, 2/1/23	1,735,000	2,109,777
Indiana Finance Authority Rev., Series 2015 A, (Stadium Project), 5.00%, 2/1/24	2,200,000	2,690,270
Indiana Finance Authority Rev., Series 2015 A, (Stadium Project), 5.00%, 2/1/26	3,030,000	3,759,957
Indiana Finance Authority Rev., Series 2015 A, (Stadium Project), 5.25%, 2/1/27	2,000,000	2,494,640
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/23	2,645,000	3,176,381
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/24	3,025,000	3,627,792
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	1,650,000	1,972,443
Indiana University Rev., Series 2011 U, 5.00%, 8/1/16	1,000,000	1,020,130
Indiana University Rev., Series 2011 U, 5.00%, 8/1/17	2,000,000	2,129,980
Indiana University Rev., Series 2011 U, 5.00%, 8/1/19	4,200,000	4,801,188
		56,472,550
Iowa — 0.1%
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16	1,690,000	1,710,010
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22	2,500,000	2,830,050
		4,540,060
Kansas — 0.1%
Kansas State Department of Transportation Rev., Series 2009 A, 5.00%, 9/1/16	4,500,000	4,608,450
Kentucky — 0.8%
Kentucky Asset / Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	4,000,000	4,634,800

Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	3,000,000	3,293,010
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,369,475
Kentucky Public Transportation Infrastructure Authority Rev., Series 2013 A, (Downtown Crossing Project), 5.00%, 7/1/17	8,850,000	9,298,872
Kentucky State Property & Buildings Commission Rev., (Project No. 82), 5.25%, 10/1/16 (AGM)	4,600,000	4,732,020
Kentucky Turnpike Authority Economic Development Road Rev., Series 2015 B, 5.00%, 7/1/19	1,000,000	1,136,320
Kentucky Turnpike Authority Economic Development Road Rev., Series 2015 B, 5.00%, 7/1/20	1,500,000	1,753,425
		26,217,922
Louisiana — 1.1%
Louisiana Public Facilities Authority Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (AGC)	1,465,000	1,541,737
Louisiana Public Facilities Authority Rev., Series 2016 A, (Lafayette General Health System Project), 5.00%, 11/1/41	6,000,000	6,647,100
New Orleans GO, 5.00%, 12/1/19	5,000,000	5,698,500
New Orleans GO, 5.00%, 12/1/20	4,000,000	4,660,480
New Orleans GO, 5.00%, 12/1/21	6,000,000	7,100,280
New Orleans Sewerage Service Rev., 4.00%, 6/1/16	500,000	504,665
New Orleans Sewerage Service Rev., 5.00%, 6/1/17	750,000	790,088
New Orleans Sewerage Service Rev., 5.00%, 6/1/18	500,000	545,055
New Orleans Sewerage Service Rev., 5.00%, 6/1/19	350,000	393,449
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	471,596
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	301,495
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	242,704
New Orleans Sewerage Service Rev., 5.00%, 6/1/40	1,735,000	1,950,834
New Orleans Sewerage Service Rev., 5.00%, 6/1/45	1,595,000	1,788,043
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/17 (AGM)	1,000,000	1,071,810
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,141,820
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,460,062
		36,309,718
Maine — 0.1%
Portland Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,920,830
Maryland — 0.8%
Maryland Economic Development Corp. Rev., (University of Maryland, College Park), 5.00%, 6/1/35 (AGM)(1)	1,230,000	1,428,387
Maryland Economic Development Corp. Rev., (University of Maryland, College Park), 5.00%, 6/1/43(1)	1,000,000	1,133,260
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,094,680
Maryland GO, Series 2009 B, 5.25%, 8/15/18	4,000,000	4,453,240
Maryland GO, Series 2009 C, 5.00%, 11/1/19	5,055,000	5,834,279
Maryland GO, Series 2011 B, 5.00%, 8/1/19	5,000,000	5,722,700
Maryland Health & Higher Educational Facilities Authority Rev., Series 2008 A, (Johns Hopkins University), 5.25%, 7/1/38	1,645,000	1,794,382
Maryland Health & Higher Educational Facilities Authority Rev., Series 2016 A, (Mercy Medical Center), 4.00%, 7/1/42(1)	4,700,000	4,705,734
		26,166,662
Massachusetts — 3.6%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/18, Prerefunded at 100% of Par(2)	955,000	1,057,386
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	2,345,000	2,571,081
Massachusetts Development Finance Agency Rev., (Bentley University), 5.00%, 7/1/40(1)	2,100,000	2,435,748
Massachusetts Development Finance Agency Rev., (Umass Memorial Health Care), 4.00%, 7/1/41	1,430,000	1,438,980
Massachusetts Development Finance Agency Rev., (Umass Memorial Health Care), 5.00%, 7/1/41	1,850,000	2,096,642
Massachusetts GO, Series 2011 A, (Consolidated Loan), 5.00%, 4/1/28	10,000,000	11,790,600
Massachusetts GO, Series 2011 B, (Consolidated Loan), 5.00%, 8/1/22	9,635,000	11,296,556
Massachusetts GO, Series 2013 E, (Consolidated Loan), 5.00%, 8/1/24	10,000,000	12,088,800
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36	6,800,000	7,655,644

Massachusetts Health & Educational Facilities Authority Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/18, Prerefunded at 100% of Par(2)	10,000,000	11,190,500
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 C, (Massachusetts Eye and Ear Infirmary), 5.375%, 7/1/35	2,000,000	2,235,400
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/20	1,500,000	1,726,875
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/21	1,050,000	1,200,234
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/18	1,305,000	1,406,307
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	284,523
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/22	2,655,000	3,076,694
Massachusetts School Building Authority Sales Tax Rev., Series 2011 B, (Senior Lien), 5.00%, 10/15/32	6,630,000	7,766,846
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	7,750,000	9,314,725
Massachusetts School Building Authority Sales Tax Rev., Series 2012 B, (Senior Lien), 5.00%, 8/15/30	3,575,000	4,296,792
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/23	1,000,000	1,151,080
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/24	6,000,000	6,901,560
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/25	7,740,000	9,177,550
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/28	1,000,000	1,183,690
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/29	1,755,000	2,059,510
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/23	1,000,000	1,210,650
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/24	1,815,000	2,194,117
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/25	4,215,000	5,089,065
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/26	1,000,000	1,205,610
		125,103,165
Michigan — 2.9%
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,302,620
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	4,750,000	5,275,777
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	19,825,000	21,959,359
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/17	1,300,000	1,372,371
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/36	1,000,000	1,086,120
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (AGM)	1,545,000	1,558,380
Lansing Board of Water & Light Utility System Rev., Series 2011 A, 5.00%, 7/1/27	5,000,000	5,901,700
Michigan Finance Authority Rev., Series 2014 C-6, (Detroit Water & Sewerage Department), 5.00%, 7/1/33	2,000,000	2,275,700
Michigan Finance Authority Rev., Series 2014 D-4, (Detroit Water & Sewerage Department), 5.00%, 7/1/34	1,500,000	1,700,880
Michigan Finance Authority Rev., Series 2014 H-1, (Detroit Regional Convention Facility Authority Local Project Bonds), 5.00%, 10/1/27	3,030,000	3,588,399
Michigan Finance Authority Rev., Series 2014 H-1, (Detroit Regional Convention Facility Authority Local Project Bonds), 5.00%, 10/1/28	3,465,000	4,066,385
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/25	1,000,000	1,204,090
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/27	1,400,000	1,646,344
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/28	1,250,000	1,457,487
Michigan Finance Authority Rev., Series 2014, (MidMichigan Health Credit Group), 5.00%, 6/1/29	1,565,000	1,809,547
Michigan Finance Authority Rev., Series 2016 A, (Beaumont Health Credit Group), 4.00%, 11/1/46	5,000,000	5,021,700
Michigan Finance Authority Rev., Series 2016 MI, (Trinity Health Corp.), 5.00%, 12/1/45	5,000,000	5,738,900
Michigan State Building Authority Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20	4,000,000	4,580,880
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/16	1,360,000	1,376,238
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/17	1,600,000	1,688,160
Michigan State Hospital Finance Authority Rev., Series 2012 A-4, (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19	7,495,000	7,619,567
Wayne County Airport Authority Rev., Series 2007, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/18 (NATL-RE)	3,000,000	3,229,740
Wayne County Airport Authority Rev., Series 2007, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/19 (NATL-RE)	2,000,000	2,152,060

Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,157,260
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	748,339
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	1,175,000	1,344,012
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,307,861
		98,169,876
Minnesota — 0.6%
Minnesota GO, 5.00%, 11/1/16	6,455,000	6,659,688
Minnesota GO, Series 2010 D, 5.00%, 8/1/19	5,000,000	5,719,050
Rochester Health Care Facilities Rev., Series 2011 C, (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	7,033,620
		19,412,358
Mississippi — 0.9%
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)	1,645,000	1,689,974
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)	1,000,000	1,000,270
Mississippi Development Bank Special Obligation Rev., Series 2007 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)	4,160,000	4,661,280
Mississippi Development Bank Special Obligation Rev., Series 2010 D, (Department of Corrections), 5.25%, 8/1/27	5,000,000	5,759,750
Mississippi Development Bank Special Obligation Rev., Series 2013, (Jackson Water and Sewer System Project), 6.875%, 12/1/40 (AGM)	4,150,000	5,565,358
Mississippi GO, Series 2013 B, 5.00%, 12/1/27	5,000,000	6,038,200
Mississippi GO, Series 2015 C, 5.00%, 10/1/18	3,625,000	4,031,616
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/16, Prerefunded at 100% of Par (AGM)(2)	1,195,000	1,195,311
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/16, Prerefunded at 100% of Par (AGM)(2)	1,940,000	1,940,504
		31,882,263
Missouri — 0.2%
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39	2,000,000	2,167,360
Missouri Highway & Transportation Commission Rev., Series 2010 A, 5.00%, 5/1/18	2,700,000	2,955,582
Missouri State Environmental Improvement & Energy Authority Rev., Series 2015 B, 5.00%, 1/1/22	335,000	408,261
Missouri State Environmental Improvement & Energy Authority Rev., Series 2015 B, 5.00%, 1/1/23	300,000	371,520
Missouri State Environmental Improvement & Energy Authority Rev., Series 2015 B, 5.00%, 7/1/23	400,000	499,632
Missouri State Environmental Improvement & Energy Authority Rev., Series 2015 B, 5.00%, 1/1/24	700,000	876,428
Missouri State Environmental Improvement & Energy Authority Rev., Series 2015 B, 5.00%, 1/1/25	1,000,000	1,267,860
		8,546,643
Nebraska — 0.4%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,899,300
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health System), 5.00%, 11/1/45	3,900,000	4,381,416
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/18, Prerefunded at 100% of Par(2)	2,500,000	2,702,525
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/17, Prerefunded at 100% of Par(2)	3,000,000	3,126,750
		13,109,991
Nevada — 0.7%
Las Vegas Valley Water District GO, Series 2015 A, (Limited Tax), 5.00%, 6/1/22	10,000,000	12,217,600
Nevada GO, Series 2013 D-1, 5.00%, 3/1/22	4,800,000	5,843,088
Nevada GO, Series 2015 D, (Capital Improvements), 5.00%, 4/1/27	5,710,000	7,066,924
		25,127,612
New Hampshire†
New Hampshire Health & Education Facilities Authority Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18	890,000	900,155
New Jersey — 3.6%
New Jersey Economic Development Authority Rev., Series 2005 K, (School Facilities Construction), 5.25%, 12/15/20 (Ambac)	5,000,000	5,613,900

New Jersey Economic Development Authority Rev., Series 2008 Y, (School Facilities Construction), 5.00%, 9/1/18, Prerefunded at 100% of Par(2)	110,000	121,800
New Jersey Economic Development Authority Rev., Series 2014 PP, (School Facilities Construction), 5.00%, 6/15/26	5,000,000	5,454,300
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facilities Construction), 5.00%, 6/15/23	2,335,000	2,593,017
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facilities Construction), 5.00%, 6/15/24	4,015,000	4,468,173
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facilities Construction), 5.00%, 6/15/25	5,000,000	5,485,900
New Jersey Economic Development Authority Rev., Series 2015 WW, 5.25%, 6/15/40	3,250,000	3,484,292
New Jersey Health Care Facilities Financing Authority Rev., Series 2010, (Hackensack University Medical Center), 5.00%, 1/1/34	1,050,000	1,145,078
New Jersey Health Care Facilities Financing Authority Rev., Series 2010, (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	1,725,000	1,913,922
New Jersey Health Care Facilities Financing Authority Rev., Series 2016 A, (Princeton Health Care System), 5.00%, 7/1/39	1,685,000	1,923,815
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18(2)	75,000	82,986
New Jersey State Turnpike Authority Rev., Series 2009 G, 5.00%, 1/1/18	1,700,000	1,831,682
New Jersey State Turnpike Authority Rev., Series 2013 A, 5.00%, 1/1/28	2,000,000	2,378,460
New Jersey State Turnpike Authority Rev., Series 2013 A, 5.00%, 1/1/29	14,940,000	17,688,512
New Jersey State Turnpike Authority Rev., Series 2014 A, 5.00%, 1/1/27	5,000,000	6,040,000
New Jersey State Turnpike Authority Rev., Series 2014 A, 5.00%, 1/1/33	5,215,000	6,075,423
New Jersey State Turnpike Authority Rev., Series 2014 C, 5.00%, 1/1/20	10,000,000	11,457,900
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.25%, 12/15/23 (Ambac)	2,210,000	2,505,013
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)	6,850,000	7,906,749
New Jersey Transportation Trust Fund Authority Rev., Series 2011 A, 5.25%, 6/15/30	5,000,000	5,385,550
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/23	3,000,000	3,312,330
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.00%, 6/15/42	12,780,000	13,260,017
New Jersey Transportation Trust Fund Authority Rev., Series 2013 AA, 5.00%, 6/15/44	4,900,000	5,115,600
New Jersey Transportation Trust Fund Authority Rev., Series 2014 AA, 5.00%, 6/15/38	6,800,000	7,152,920
		122,397,339
New Mexico — 0.5%
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/17	1,000,000	1,059,010
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/18	3,000,000	3,301,350
New Mexico Finance Authority State Transportation Rev., 4.00%, 6/15/19	2,000,000	2,212,720
New Mexico Hospital Equipment Loan Council Rev., Series 2015 A, (Presbyterian Healthcare Services), 5.00%, 8/1/22	725,000	879,186
New Mexico Hospital Equipment Loan Council Rev., Series 2015 A, (Presbyterian Healthcare Services), 5.00%, 8/1/23	1,625,000	1,997,434
New Mexico Hospital Equipment Loan Council Rev., Series 2015 A, (Presbyterian Healthcare Services), 5.00%, 8/1/25	775,000	964,844
New Mexico Hospital Equipment Loan Council Rev., Series 2015 A, (Presbyterian Healthcare Services), 5.00%, 8/1/26	1,000,000	1,231,110
New Mexico Municipal Energy Acquisition Authority Rev., Series 2014 A, VRDN, 5.00%, 8/1/19 (SBBPA: Royal Bank of Canada)	5,000,000	5,637,800
		17,283,454
New York — 16.5%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	3,700,000	4,278,569
Hempstead Town Local Development Corp. Rev., Series 2011, (Hofstra University), 5.00%, 7/1/24	1,465,000	1,702,198
Hempstead Town Local Development Corp. Rev., Series 2011, (Hofstra University), 5.00%, 7/1/26	1,130,000	1,300,833
Hempstead Town Local Development Corp. Rev., Series 2011, (Hofstra University), 5.00%, 7/1/27	1,320,000	1,507,691
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47	5,000,000	5,172,150
Long Island Power Authority Electric System Rev., Series 2011 A, 5.00%, 5/1/21	2,385,000	2,818,021
Long Island Power Authority Rev., Series 2014 A, 5.00%, 9/1/34	11,410,000	13,204,679
Long Island Power Authority Rev., Series 2014 A, 5.00%, 9/1/35	3,500,000	4,033,400
Metropolitan Transportation Authority Rev., Series 2005 G, 5.00%, 11/15/19	1,750,000	2,011,450
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 0.38%, 3/3/16	1,000,000	987,240
Metropolitan Transportation Authority Rev., Series 2008 C, 6.25%, 11/15/23	5,000,000	5,753,550

Metropolitan Transportation Authority Rev., Series 2011 A, 5.00%, 11/15/41	2,100,000	2,422,875
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/17	2,000,000	2,151,620
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/26	5,000,000	6,063,900
Metropolitan Transportation Authority Rev., Series 2013 A, 5.00%, 11/15/26	4,595,000	5,516,298
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/29	10,360,000	12,235,056
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/43	5,000,000	5,685,600
Metropolitan Transportation Authority Rev., Series 2014 D, VRDN, 0.37%, 3/3/16	7,500,000	7,457,925
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 5/15/19, Prerefunded at 100% of Par(2)	1,680,000	1,909,706
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 5/15/19, Prerefunded at 100% of Par(2)	1,400,000	1,591,422
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/21	120,000	135,810
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/23	100,000	112,631
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligation Group Project), 5.00%, 7/1/22	750,000	892,665
New York City GO, Series 2004 D, 5.00%, 11/1/17 (AGM)	5,000	5,021
New York City GO, Series 2006 J-1, 5.00%, 6/1/18	10,000	10,125
New York City GO, Series 2008 J, VRN, 0.39%, 3/3/16	3,500,000	3,500,000
New York City GO, Series 2013 A-1, 5.00%, 8/1/36	4,510,000	5,309,488
New York City GO, Series 2013 D, 5.00%, 8/1/22	7,565,000	9,231,267
New York City GO, Series 2013 J, 5.00%, 8/1/18	4,095,000	4,520,266
New York City GO, Series 2013 J, 5.00%, 8/1/23	10,000,000	12,361,300
New York City GO, Series 2015 A, 5.00%, 8/1/18	5,000,000	5,519,250
New York City GO, Series 2015 A, 5.00%, 8/1/27	5,095,000	6,310,310
New York City GO, Series 2015 B, 5.00%, 8/1/27	4,830,000	5,982,100
New York City GO, Series 2015 C, 5.00%, 8/1/25	1,650,000	2,063,606
New York City GO, Series 2015 C, 5.00%, 8/1/26	5,370,000	6,649,456
New York City GO, Series 2015-1, 5.00%, 8/1/20	5,000,000	5,853,900
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2008 C, 5.00%, 6/15/17(2)	1,350,000	1,428,557
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 EE, (Second General Resolution), 5.00%, 6/15/39	7,010,000	7,850,499
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	5,000,000	5,599,500
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2015 FF, (Second General Resolution), 5.00%, 6/15/39	8,695,000	10,203,930
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 5/1/17, Prerefunded at 100% of Par(2)	2,555,000	2,689,572
New York City Transitional Finance Authority Rev., Series 2009 S-4, 5.50%, 1/15/39	1,700,000	1,918,178
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16(2)	445,000	458,893
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16(2)	3,345,000	3,450,869
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17(2)	715,000	767,653
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17	5,365,000	5,769,575
New York City Transitional Finance Authority Rev., Series 2011 A-1, (Future Tax Secured Bonds), 5.00%, 11/1/21	4,000,000	4,847,200
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	4,000,000	4,620,480
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds), 5.00%, 11/1/24	4,000,000	4,828,560
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds), 5.00%, 11/1/25	6,000,000	7,224,540
New York City Transitional Finance Authority Rev., Series 2011 S1-A, 5.00%, 7/15/25	4,850,000	5,809,185
New York City Transitional Finance Authority Rev., Series 2013 I, (Future Tax Secured Bonds), 5.00%, 5/1/28	12,960,000	15,719,054
New York City Transitional Finance Authority Rev., Series 2015 A-1, (Future Tax Secured Bonds), 5.00%, 8/1/29	10,000,000	12,329,400
New York City Transitional Finance Authority Rev., Series 2015 C, (Future Tax Secured Bonds), 5.00%, 11/1/25	3,000,000	3,792,780
New York City Transitional Finance Authority Rev., Series 2015 C, (Future Tax Secured Bonds), 5.00%, 11/1/26	15,000,000	18,803,250
New York City Transitional Finance Authority Rev., Series 2015 S-1, (Building Aid Revenue Bonds), 5.00%, 7/15/29	6,375,000	7,743,394

New York GO, Series 1993 E-3, 5.00%, 8/1/23	5,000,000	6,010,500
New York GO, Series 2009 A, 5.00%, 2/15/39	1,700,000	1,896,741
New York GO, Series 2009 E, 5.00%, 8/1/16	2,600,000	2,652,442
New York GO, Series 2009 H-1, 5.00%, 3/1/17	3,000,000	3,137,550
New York GO, Series 2009 H-1, 5.00%, 3/1/22	7,000,000	7,909,510
New York GO, Series 2009 J-1, 5.00%, 5/15/22	6,570,000	7,475,806
New York GO, Series 2010 A, 5.00%, 8/1/17	2,190,000	2,329,678
New York GO, Series 2010 E, 5.00%, 8/1/19	4,555,000	5,191,470
New York GO, Series 2011 A-1, 5.00%, 8/1/18	5,000,000	5,519,250
New York GO, Series 2011 B, 5.00%, 8/1/16	3,705,000	3,779,730
New York GO, Series 2011 D-1, 5.00%, 10/1/19	5,000,000	5,729,000
New York GO, Series 2012 F, 5.00%, 8/1/16	7,720,000	7,875,712
New York Liberty Development Corp. Rev., Series 2005, (Goldman Sachs Headquarters), 5.25%, 10/1/35	9,535,000	11,671,603
New York Power Authority Rev., Series 2011 A, 5.00%, 11/15/22	1,000,000	1,233,250
New York State Dormitory Authority Personal Income Tax Rev., Series 2008 B, 5.75%, 3/15/36	10,000,000	11,448,000
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 A, 5.00%, 2/15/19, Prerefunded at 100% of Par(2)	5,000	5,630
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 A, 5.25%, 2/15/19, Prerefunded at 100% of Par(2)	30,000	34,001
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 A, 5.25%, 2/15/25	8,795,000	9,912,844
New York State Dormitory Authority Personal Income Tax Rev., Series 2009 A, 5.00%, 2/15/39	3,995,000	4,437,526
New York State Dormitory Authority Personal Income Tax Rev., Series 2011 C, (General Purpose), 5.00%, 3/15/24	6,530,000	7,750,914
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	8,225,000	9,991,236
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/19, Prerefunded at 100% of Par(2)	1,200,000	1,378,956
New York State Dormitory Authority Rev., Series 2009, (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,120,870
New York State Dormitory Authority Rev., Series 2012 A, (Columbia University), 5.00%, 10/1/22	2,800,000	3,473,092
New York State Dormitory Authority Rev., Series 2012 D, 5.00%, 2/15/27	8,235,000	9,809,944
New York State Dormitory Authority Rev., Series 2015 A, 5.00%, 3/15/17	5,380,000	5,643,351
New York State Dormitory Authority Rev., Series 2015 A, (Columbia University), 5.00%, 10/1/25	3,500,000	4,526,900
New York State Dormitory Authority Rev., Series 2015 A, (New York University), 5.00%, 7/1/20	1,300,000	1,528,722
New York State Dormitory Authority Rev., Series 2015 A, (New York University), 5.00%, 7/1/21	1,840,000	2,220,622
New York State Dormitory Authority Rev., Series 2015 A, (New York University), 5.00%, 7/1/22	1,580,000	1,938,944
New York State Dormitory Authority Rev., Series 2015 A, (New York University), 5.00%, 7/1/23	3,190,000	3,975,729
New York State Environmental Facilities Corp. Rev., Series 2015 D, 5.00%, 9/15/23	7,660,000	9,622,262
New York State Environmental Facilities Corp. Rev., Series 2015 D, 5.00%, 3/15/24	7,340,000	9,258,162
New York State Thruway Authority Rev., Series 2009 A-1, 5.00%, 4/1/23	3,000,000	3,396,240
New York State Thruway Authority Rev., Series 2012 I, 5.00%, 1/1/24	3,330,000	4,024,738
New York State Thruway Authority Rev., Series 2013 A, 5.00%, 5/1/19	6,900,000	7,799,691
New York State Thruway Authority Rev., Series 2014 K, 5.00%, 1/1/28	5,000,000	6,065,150
New York State Thruway Authority Rev., Series 2014 K, 5.00%, 1/1/29	9,850,000	11,861,074
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2011 A-1, 5.00%, 4/1/25	5,865,000	6,878,883
New York State Urban Development Corp. Rev., Series 2013 A-1, (State Personal Income Tax), 5.00%, 3/15/28	3,900,000	4,718,688
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)	2,585,000	2,764,890
Port Authority of New York & New Jersey Special Obligation Rev., Series 2010 8, (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20	850,000	967,385
Port Authority of New York & New Jersey Special Obligation Rev., Series 2010 8, (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	2,600,000	3,062,982
Port Authority of New York & New Jersey Special Obligation Rev., Series 2013 179, 5.00%, 12/1/27	10,000,000	12,276,600
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	10,000,000	10,561,400
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	8,025,000	8,793,875

Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	511,450
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	825,761
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,110,300
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,000,000	1,091,370
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	10,000,000	11,025,000
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 4.00%, 11/15/16	3,250,000	3,339,083
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 5.00%, 11/15/17	3,325,000	3,585,414
Triborough Bridge & Tunnel Authority Rev., Series 2013 A, 5.00%, 11/15/30	3,030,000	3,599,731
Triborough Bridge & Tunnel Authority Rev., Series 2015 A, 5.00%, 11/15/29	700,000	858,991
Westchester County Local Development Corp. Rev., Series 2014 A, (Pace University), 5.50%, 5/1/42	3,310,000	3,758,042
		565,483,132
North Carolina — 0.8%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,211,980
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17	1,000,000	1,060,940
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20	2,060,000	2,435,785
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17(2)	2,790,000	2,898,196
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18(2)	2,955,000	3,192,109
North Carolina Medical Care Commission Facilities Rev., (Mission St. Joseph's Health System, Inc.), VRDN, 0.10%, 3/3/16 (SBBPA: Branch Banking & Trust)	1,000,000	1,000,000
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/18, Prerefunded at 100% of Par(2)	2,500,000	2,711,525
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,169,220
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30	1,800,000	1,983,942
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 B, 5.00%, 1/1/28	4,050,000	4,677,669
Raleigh Durham Airport Authority Rev., Series 2015 A, 5.00%, 5/1/20	450,000	524,777
Raleigh Durham Airport Authority Rev., Series 2015 A, 5.00%, 5/1/21	360,000	430,870
Raleigh Durham Airport Authority Rev., Series 2015 A, 5.00%, 5/1/22	760,000	923,096
		26,220,109
North Dakota — 0.2%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Obligation Group), VRDN, 0.02%, 3/1/16 (LOC: Bank of America N.A.)	5,600,000	5,600,000
Ohio — 2.6%
American Municipal Power, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17(2)	575,000	600,260
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25 (AGM)	4,000,000	4,653,320
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25	2,500,000	2,869,700
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26 (AGM)	3,560,000	4,113,829
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26	2,530,000	2,884,832
Cleveland Airport System Rev., Series 2016 A, 5.00%, 1/1/31 (AGM)	750,000	873,270
Cleveland Airport System Rev., Series 2016 B, 5.00%, 1/1/22 (AGM)(1)	1,635,000	1,856,919
Cleveland Airport System Rev., Series 2016 B, 5.00%, 1/1/23 (AGM)(1)	1,510,000	1,730,279
Cleveland Airport System Rev., Series 2016 B, 5.00%, 1/1/24 (AGM)(1)	1,075,000	1,238,045
Cleveland COP, Series 2010 A, (Cleveland Stadium), 5.00%, 11/15/19	2,450,000	2,755,049
Cleveland Income Tax Rev., (Subordinate Lien), 5.00%, 5/15/21	1,475,000	1,744,645
Cleveland Income Tax Rev., (Subordinate Lien), 5.00%, 5/15/23	1,305,000	1,577,575
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	4,900,000	5,511,863
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	2,150,000	2,296,028
County of Cuyahoga Rev., 5.00%, 12/1/20	1,400,000	1,640,212
County of Cuyahoga Rev., 5.00%, 12/1/24	500,000	609,650
County of Cuyahoga Rev., 5.00%, 12/1/25	370,000	446,975
Miami University Rev., 5.00%, 9/1/25	4,440,000	5,238,490

Ohio Air Quality Development Authority Rev., Series 2006 A, (FirstEnergy Generation Corp.), VRDN, 3.75%, 12/3/18 (GA: FirstEnergy Solutions Corp.)	24,600,000	25,394,826
Ohio GO, Series 2011 A, (Infrastructure Improvement), 5.00%, 9/15/16	6,000,000	6,155,760
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19	5,000,000	5,725,150
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20	620,000	698,015
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/18, Prerefunded at 100% of Par(2)	200,000	223,486
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/27	1,800,000	2,001,258
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16(2)	225,000	232,888
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16	3,775,000	3,907,314
Ohio State Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,194,300
		89,173,938
Oklahoma — 0.3%
Oklahoma Development Finance Authority Health System Rev., Series 2008 C, 5.50%, 8/15/18, Prerefunded at 100% of Par(2)	3,000,000	3,351,330
Oklahoma Development Finance Authority Rev., Series 2015 A, (INTEGRIS Obligated Group), 5.00%, 8/15/25	1,500,000	1,868,265
Oklahoma Development Finance Authority Rev., Series 2015 A, (INTEGRIS Obligated Group), 5.00%, 8/15/26	1,000,000	1,233,560
Oklahoma Development Finance Authority Rev., Series 2015 A, (INTEGRIS Obligated Group), 5.00%, 8/15/27	1,000,000	1,223,520
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/16	2,130,000	2,137,881
		9,814,556
Oregon — 0.4%
Oregon GO, Series 2011 J, 5.00%, 5/1/19	1,080,000	1,223,737
Oregon GO, Series 2011 J, 5.00%, 5/1/20	1,870,000	2,183,524
Oregon GO, Series 2011 J, 5.00%, 5/1/21	1,500,000	1,800,870
Oregon GO, Series 2015 O, 5.00%, 8/1/20	1,000,000	1,177,900
Oregon GO, Series 2015 O, 5.00%, 8/1/21	750,000	905,145
Oregon GO, Series 2015 O, 5.00%, 8/1/22	700,000	863,373
Oregon GO, Series 2015 O, 5.00%, 8/1/23	1,340,000	1,676,005
Oregon GO, Series 2015 O, 5.00%, 8/1/24	1,000,000	1,266,360
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/19, Prerefunded at 100% of Par(2)	2,900,000	3,371,453
		14,468,367
Pennsylvania — 3.9%
Allegheny County Hospital Development Authority Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	1,500,000	1,655,955
Berks County Municipal Authority Rev., Series 2012 B, (Reading Hospital Medical Center), VRDN, 1.51%, 3/3/16	2,500,000	2,520,300
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28(1)	1,000,000	1,219,600
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29(1)	1,420,000	1,722,914
East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (AGM)(2)	2,580,000	2,677,343
Exeter Township GO, 5.30%, 7/15/19 (Ambac)	1,830,000	2,092,221
Geisinger Authority Health System Rev., VRN, 1.18%, 5/1/16	5,000,000	4,300,000
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/19, Prerefunded at 100% of Par(2)	5,000,000	5,764,500
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	5,430,000	5,985,380
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/19	15,525,000	17,696,482
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 B, 5.00%, 7/1/20	7,250,000	8,260,215
Pennsylvania GO, 5.375%, 7/1/16 (NATL-RE)	2,795,000	2,843,885
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,183,720
Pennsylvania Higher Educational Facilities Authority Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19(2)	1,000,000	1,145,580
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/25	1,000,000	1,182,970

Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/26	1,000,000	1,175,560
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/27	1,150,000	1,340,210
Pennsylvania Higher Educational Facilities Authority Rev., Series 2015, (University of Pennsylvania), 5.00%, 8/15/20	1,600,000	1,869,328
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/19, Prerefunded at 100% of Par(2)	10,000,000	11,413,200
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.61%, 3/3/16	5,000,000	4,983,750
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.69%, 3/3/16	3,945,000	3,927,169
Pennsylvania Turnpike Commission Rev., Series 2014 A, Capital Appreciation, 0.00%, 12/1/21(4)	1,800,000	1,480,284
Pennsylvania Turnpike Commission Rev., Series 2014 B, 5.00%, 12/1/32	6,505,000	7,499,940
Pennsylvania Turnpike Commission Rev., Series 2014 B, 5.25%, 12/1/39	5,000,000	5,711,400
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/26	1,850,000	2,238,685
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/27	945,000	1,134,161
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/28	1,000,000	1,189,820
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17	1,000,000	1,064,240
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	1,415,000	1,556,514
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (AGM)	15,805,000	16,191,116
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/25	3,000,000	3,537,750
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/26	1,000,000	1,169,950
Southcentral General Authority Rev., Series 2014 A, (Wellspan Health Obligation Group), 5.00%, 6/1/44	4,950,000	5,576,422
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/16	1,060,000	1,072,529
		134,383,093
Rhode Island†
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL-RE)(2)	1,015,000	1,040,142
South Carolina — 0.7%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County Schools), 5.00%, 12/1/24	1,750,000	2,166,343
Charleston Educational Excellence Finance Corp. Rev., (Charleston County Schools), 5.00%, 12/1/25	2,945,000	3,625,619
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/16, Prerefunded at 100% of Par (AGC)(2)	1,060,000	1,096,856
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/16, Prerefunded at 100% of Par (AGC)(2)	2,260,000	2,338,580
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/16, Prerefunded at 100% of Par (AGC)(2)	700,000	724,339
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/16, Prerefunded at 100% of Par (AGC)(2)	3,000,000	3,104,310
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(2)	625,000	729,650
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL-RE)	875,000	1,012,051
Piedmont Municipal Power Agency Rev., Series 2009 A-3, 5.00%, 1/1/17	3,000,000	3,111,030
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	2,931,930
South Carolina Ports Authority Rev., 5.00%, 7/1/16	2,695,000	2,736,368
		23,577,076
Tennessee — 0.2%
Clarksville Public Building Authority Rev., (Adjusted Financing Tennessee Municipal Bond Fund), VRDN, 0.02%, 3/1/16 (LOC: Bank of America N.A.)	2,570,000	2,570,000
Memphis Electric System Rev., 5.00%, 12/1/16	1,000,000	1,035,270
Metropolitan Nashville Airport Authority (The) Rev., Series 2015 A, 4.00%, 7/1/25	375,000	436,695
Metropolitan Nashville Airport Authority (The) Rev., Series 2015 A, 4.00%, 7/1/26	650,000	745,036
Metropolitan Nashville Airport Authority (The) Rev., Series 2015 A, 4.00%, 7/1/27	415,000	468,954
Metropolitan Nashville Airport Authority (The) Rev., Series 2015 A, 5.00%, 7/1/28	375,000	456,829
Metropolitan Nashville Airport Authority (The) Rev., Series 2015 A, 5.00%, 7/1/29	475,000	575,553
Metropolitan Nashville Airport Authority (The) Rev., Series 2015 A, 5.00%, 7/1/30	475,000	572,247
Tennessee State School Board Authority Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/18, Prerefunded at 100% of Par(2)	180,000	197,381

Tennessee State School Board Authority Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/18, Prerefunded at 100% of Par(2)	820,000	899,359
		7,957,324
Texas — 8.5%
Allen Independent School District GO, (School Building), 5.25%, 2/15/19, Prerefunded at 100% of Par(2)	3,325,000	3,736,036
Austin Water & Wastewater System Rev., Series 2011, (Travis, Williamson and Hays Counties), 5.00%, 11/15/28	5,300,000	6,352,951
Central Texas Regional Mobility Authority Rev., (Senior Lien), 6.00%, 1/1/41	2,500,000	2,965,300
Central Texas Regional Mobility Authority Rev., Series 2013 A, (Senior Lien), 5.00%, 1/1/21	860,000	984,605
Central Texas Regional Mobility Authority Rev., Series 2015 A, (Senior Lien), 5.00%, 1/1/45	1,900,000	2,146,278
Central Texas Turnpike System Rev., Series 2015 C, 5.00%, 8/15/42	1,750,000	1,935,378
City of Austin Electric Utility Rev., 4.00%, 11/15/17	500,000	529,050
City of Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	573,320
City of Houston Convention & Entertainment Facilities Department Hotel Occupancy Tax Rev., 5.00%, 9/1/25	1,000,000	1,219,290
City Public Service Board of San Antonio Rev., 5.00%, 2/1/19	10,000,000	11,241,500
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	3,300,000	3,766,092
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19	2,250,000	2,596,635
Dallas Waterworks & Sewer System Rev., Series 2015 A, 5.00%, 10/1/25	2,750,000	3,509,962
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	2,900,000	3,404,919
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	4,400,000	5,172,728
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/18	720,000	798,696
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/20	725,000	851,230
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/21	500,000	598,905
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/22	400,000	487,472
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/23	645,000	795,556
Fort Worth Water & Sewer Rev., 5.00%, 2/15/17	1,000,000	1,044,110
Fort Worth Water & Sewer System Rev., Series 2015 A, 5.00%, 2/15/24	11,780,000	14,709,215
Frisco Independent School District GO, Series 2015, 5.00%, 8/15/21 (PSF-GTD)	4,015,000	4,826,833
Frisco Independent School District GO, Series 2015, 5.00%, 8/15/22 (PSF-GTD)	3,140,000	3,846,908
Garland Independent School District GO, Series 2015 A, 5.00%, 2/15/22 (PSF-GTD)	4,125,000	5,013,236
Garland Independent School District GO, Series 2015 A, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	9,726,204
Grand Parkway Transportation Corp. Rev., Series 2013 A, 5.125%, 10/1/43	2,205,000	2,429,116
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18	2,500,000	2,809,325
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2015-1, (Texas Children's Hospital), 5.00%, 10/1/21	2,200,000	2,638,702
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2015-1, (Texas Children's Hospital), 5.00%, 10/1/22	2,500,000	3,054,425
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2015-1, (Texas Children's Hospital), 5.00%, 10/1/23	1,950,000	2,406,320
Harris County GO, Series 2015 A, 5.00%, 10/1/19	6,765,000	7,777,247
Harris County Rev., Series 2009 C, 5.00%, 8/15/17	5,000,000	5,327,000
Harris County Rev., Series 2015 B, (Senior Lien), 5.00%, 8/15/25	3,170,000	4,028,753
Harris County Rev., Series 2015 B, (Senior Lien), 5.00%, 8/15/26	1,660,000	2,084,728
Harris County Rev., Series 2015 B, (Senior Lien), 5.00%, 8/15/27	1,500,000	1,866,960
Harris County Rev., Series 2015 B, (Senior Lien), 5.00%, 8/15/28	1,000,000	1,232,700
Harris County Rev., Series 2015 B, (Senior Lien), 5.00%, 8/15/29	1,000,000	1,226,250
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/20	1,220,000	1,410,344
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/21	900,000	1,055,628
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/23	850,000	1,018,436
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/24	700,000	845,033
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/25	760,000	908,702

Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/26	1,000,000	1,185,980
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/27	510,000	599,898
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/29	2,300,000	2,668,414
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/30	1,000,000	1,154,140
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/32	485,000	551,678
Harris County-Houston Sports Authority Rev., Series 2014 C, (Second Lien), 5.00%, 11/15/33	1,000,000	1,134,230
Houston Airport System Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39	4,000,000	4,395,960
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/23	2,560,000	3,065,651
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/24	4,000,000	4,746,360
Houston Hotel Occupancy Tax Rev., (Convention & Entertainment), 5.00%, 9/1/27	2,050,000	2,453,789
Houston Hotel Occupancy Tax Rev., (Convention & Entertainment), 5.00%, 9/1/28	710,000	842,848
Houston Independent School District GO, Series 2013 B, (Harris County), VRDN, 1.70%, 6/1/18 (PSF-GTD)	14,050,000	14,287,164
Lone Star College System GO, 5.00%, 8/15/19, Prerefunded at 100% of Par(2)	2,650,000	3,031,149
Lone Star College System GO, 5.00%, 8/15/21	1,000,000	1,137,290
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,500,000	2,768,700
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/22	1,000,000	1,156,980
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/23	3,435,000	3,959,731
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/24	2,000,000	2,299,400
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/16	2,000,000	2,012,320
Mansfield Independent School District GO, VRDN, 1.75%, 8/1/17 (PSF-GTD)	6,305,000	6,389,046
Metropolitan Transit Authority of Harris County Rev., Series 2015 B, 5.00%, 11/1/26	2,000,000	2,498,260
Metropolitan Transit Authority of Harris County Rev., Series 2015 B, 5.00%, 11/1/27	3,500,000	4,335,170
Mission Economic Development Corp. Solid Waste Disposal Rev., (IESI Corp.), VRDN, 0.07%, 3/3/16 (LOC: Bank of America N.A.)	1,200,000	1,200,000
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	2,400,000	2,766,264
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/21	7,615,000	8,963,464
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/28	3,000,000	3,464,940
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/30	6,310,000	7,250,569
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/36	1,960,000	2,209,841
North Texas Tollway Authority Rev., Series 2014 A, (First Tier), 5.00%, 1/1/24	3,475,000	4,258,890
North Texas Tollway Authority Rev., Series 2015 B, 5.00%, 1/1/40	2,050,000	2,323,409
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	6,700,000	6,709,648
San Antonio Electric & Gas Rev., (Junior Lien), 5.00%, 2/1/43	4,300,000	4,813,893
San Antonio GO, 5.00%, 2/1/18	2,650,000	2,876,389
San Antonio Water System Rev., 5.00%, 5/15/17	2,365,000	2,495,926
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16	1,000,000	1,005,450
Texas GO, 5.00%, 10/1/16	3,355,000	3,449,208
Texas GO, 5.00%, 10/1/17	2,225,000	2,384,889
Texas Transportation Commission State Highway Fund Rev., Series 2006 A, (First Tier), 4.50%, 4/1/16	5,000,000	5,019,500
Texas Transportation Commission State Highway Fund Rev., Series 2014 B, (First Tier), VRDN, 0.36%, 3/3/16	4,800,000	4,797,888
Texas Water Development Board Rev., Series 2015 A, 5.00%, 4/15/28	3,570,000	4,449,969
Texas Water Development Board Rev., Series 2015 A, 5.00%, 10/15/28	7,090,000	8,823,647
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/16	1,125,000	1,131,863
University of North Texas Rev., Series 2015 A, 5.00%, 4/15/27	5,770,000	7,070,269
Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL-RE)	1,000,000	1,122,030
		290,214,182
Utah — 0.3%
Utah GO, Series 2009 C, 5.00%, 7/1/18	4,000,000	4,410,120
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/24	2,900,000	3,442,242

Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/25	1,220,000	1,437,807
		9,290,169
Vermont — 0.3%
Burlington Airport Rev., Series 2014 A, 5.00%, 7/1/24 (AGM)	500,000	594,325
Burlington Airport Rev., Series 2014 A, 5.00%, 7/1/30 (AGM)	500,000	576,465
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)	4,290,000	4,590,901
Vermont Educational & Health Buildings Financing Agency Rev., Series 2016 A, (University of Vermont Medical Center), 5.00%, 12/1/31	4,000,000	4,761,920
		10,523,611
Virginia — 0.6%
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	1,430,000	1,610,352
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,706,710
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	2,066,833
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	5,120,000	5,262,233
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/19, Prerefunded at 100% of Par(2)	4,150,000	4,774,160
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	2,800,000	3,294,704
		20,714,992
Washington — 5.3%
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/16	2,105,000	2,171,897
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/17	5,875,000	6,316,976
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18	3,000,000	3,321,270
Energy Northwest Electric Rev., Series 2010 A, (Project 3), 5.00%, 7/1/18	5,115,000	5,633,098
Energy Northwest Electric Rev., Series 2011 A, (Columbia Generating), 5.00%, 7/1/22	5,000,000	6,025,700
Energy Northwest Electric Rev., Series 2014 A, (Columbia Generating), 5.00%, 7/1/18	2,410,000	2,654,109
Energy Northwest Electric Rev., Series 2014 C, (Project 3), 5.00%, 7/1/28	6,945,000	8,454,426
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 6/1/16, Prerefunded at 100% of Par (NATL-RE/School Board Guarantee)(2)	1,000,000	1,012,270
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/22	1,000,000	1,163,920
Seattle Municipal Light & Power Rev., Series 2010 B, 5.00%, 2/1/19	5,000,000	5,613,000
Seattle Municipal Light & Power Rev., Series 2015 B-2, VRDN, 0.69%, 3/3/16	11,250,000	11,250,000
Seattle Water System Rev., Series 2015, 5.00%, 5/1/22	10,000,000	12,240,900
Snohomish County Edmonds School District No. 15 GO, 5.00%, 6/1/16, Prerefunded at 100% of Par (NATL-RE/School Board Guarantee)(2)	6,690,000	6,771,752
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/17	1,500,000	1,557,585
Tacoma Electric System Rev., Series 2013 A, 4.00%, 1/1/18	1,000,000	1,060,940
Tacoma Electric System Rev., Series 2013 A, 4.00%, 1/1/19	2,000,000	2,178,680
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/19	1,000,000	1,117,350
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/21	1,650,000	1,978,944
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/22	2,000,000	2,405,180
Washington GO, Series 2015 A-1, 5.00%, 8/1/29	18,595,000	22,734,991
Washington GO, Series R-2012 A, 5.00%, 7/1/21	3,375,000	4,055,636
Washington GO, Series R-2012 A, 5.00%, 7/1/22	5,000,000	6,025,700
Washington GO, Series R-2012 C, 5.00%, 7/1/23	3,855,000	4,682,244
Washington GO, Series R-2012 C, 5.00%, 7/1/26	13,800,000	16,603,746
Washington GO, Series R-2015 C, 5.00%, 7/1/20	6,105,000	7,153,473
Washington GO, Series R-2015 H, 5.00%, 7/1/27	10,000,000	12,260,300
Washington Health Care Facilities Authority Rev., Series 2006 D, (Providence Health & Services), 5.25%, 10/1/33 (AGM)	4,500,000	4,943,970
Washington Health Care Facilities Authority Rev., Series 2007 D, (Multicare Health System), VRDN, 0.01%, 3/1/16 (LOC: Barclays Bank PLC)	9,380,000	9,380,000
Washington Health Care Facilities Authority Rev., Series 2015 B, (Seattle Children's Hospital), 5.00%, 10/1/29	6,500,000	7,837,180

Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/16, Prerefunded at 100% of Par (NATL-RE/School Board Guarantee)(2)	920,000	952,136
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/16, Prerefunded at 100% of Par (NATL-RE/School Board Guarantee)(2)	755,000	781,372
		180,338,745
Wisconsin — 0.8%
Wisconsin GO, Series 2011-1, 5.00%, 5/1/19	5,000,000	5,668,250
Wisconsin GO, Series 2011-1, 5.00%, 5/1/20	3,000,000	3,506,580
Wisconsin GO, Series 2011-1, 5.00%, 5/1/21	2,500,000	3,001,000
Wisconsin GO, Series 2015-1, 5.00%, 5/1/27	2,750,000	3,423,420
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22	4,655,000	5,329,789
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30	5,800,000	6,569,834
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	500,000	551,140
		28,050,013
TOTAL MUNICIPAL SECURITIES (Cost $3,171,188,243)		3,370,435,975
TEMPORARY CASH INVESTMENTS — 1.3%
Federated Tax-Free Obligations Fund, Wealth Shares (Cost $43,800,000)	43,800,000	43,800,000
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $3,214,988,243)		3,414,235,975
OTHER ASSETS AND LIABILITIES — 0.3%		10,532,009
TOTAL NET ASSETS — 100.0%		$3,424,767,984

NOTES TO SCHEDULE OF INVESTMENTS
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

†	Category is less than 0.05% of total net assets.

(1)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	3,370,435,975	—
Temporary Cash Investments	43,800,000	—	—
	43,800,000	3,370,435,975	—

3. Federal Tax Information

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,214,988,243
Gross tax appreciation of investments	$202,307,303
Gross tax depreciation of investments	(3,059,571)
Net tax appreciation (depreciation) of investments	$199,247,732

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Long-Term Tax-Free Fund
February 29, 2016

Long-Term Tax-Free - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 96.0%
Arizona — 2.5%
Arizona Health Facilities Authority Rev., Series 2015 A, (Banner Health), 5.00%, 1/1/25	20,000	24,729
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	100,000	105,624
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	200,000	225,164
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	50,000	56,081
Phoenix Civic Improvement Corp. Excise Tax Rev., Series 2015 A, 5.00%, 7/1/22	25,000	30,543
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	250,000	278,097
Salt River Project Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	340,000	373,844
University Medical Center Corp. Rev., 6.50%, 7/1/19, Prerefunded at 100% of Par(1)	300,000	355,188
		1,449,270
Arkansas — 0.4%
Pulaski County Public Facilities Board Rev., 5.00%, 12/1/42	200,000	226,380
California — 21.8%
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(2)	440,000	241,274
Anaheim Public Financing Authority Rev., Series 2009 A, (Electric System Distribution), 5.25%, 10/1/34	200,000	223,488
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/46	300,000	341,787
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F-1, (San Francisco Bay Area), 5.125%, 4/1/19, Prerefunded at 100% of Par(1)	200,000	226,864
Bay Area Toll Authority Toll Bridge Rev., Series 2014 B, (San Francisco Bay Area), VRDN, 1.50%, 4/2/18	30,000	30,359
California Department of Water Resources Power Supply Rev., Series 2005 G-4, 5.00%, 5/1/16	100,000	100,855
California Department of Water Resources Power Supply Rev., Series 2015 O, 5.00%, 5/1/21	240,000	289,349
California GO, 5.00%, 9/1/25	150,000	166,111
California GO, 5.625%, 4/1/26	500,000	570,985
California GO, 5.00%, 12/1/26	200,000	247,160
California GO, 5.75%, 4/1/27	500,000	571,895
California GO, 5.00%, 2/1/28 (Ambac)	335,000	435,510
California GO, 5.75%, 4/1/28	500,000	570,580
California GO, 5.25%, 9/1/28	200,000	238,440
California GO, 5.00%, 10/1/41	100,000	115,444
California GO, 5.00%, 2/1/43	250,000	287,610
California GO, Series 2012 B, VRN, 1.16%, 3/3/16	200,000	203,280
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	10,000	11,483
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	245,000	281,321
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	300,000	343,482
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	150,000	178,693
California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40	200,000	225,428
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	35,000	40,528
California Health Facilities Financing Authority Rev., Series 2015, (Cedars-Sinai Medical Center), 5.00%, 11/15/32	100,000	122,594
California Infrastructure & Economic Development Bank Rev., (Academy Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/41	10,000	11,509
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/27	250,000	298,835
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	250,000	296,705
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	320,000	367,450
California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	100,000	116,096

California Public Works Board Lease Rev., Series 2015 F, 5.00%, 5/1/27	200,000	248,410
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	400,000	455,300
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	300,000	339,012
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/17, Prerefunded at 100% of Par (NATL-RE)(1)	265,000	280,296
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, 0.00%, 8/1/29 (NATL-RE)(2)	300,000	200,496
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2015 A, 0.00%, 1/15/33(2)	150,000	71,072
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	100,000	118,439
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	100,000	119,436
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	100,000	116,823
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	200,000	223,302
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	120,000	136,048
Los Angeles Department of Water & Power System Rev., Series 2008 A-1, 5.25%, 7/1/38	400,000	438,368
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/36	150,000	172,219
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	100,000	112,998
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24	200,000	228,766
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	50,000	61,372
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/40	100,000	112,290
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	250,000	266,927
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/33(2)	250,000	136,003
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(2)	500,000	187,715
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	200,000	240,546
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	100,000	122,580
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/48	150,000	171,214
San Diego Public Facilities Financing Authority Lease Rev., Series 2015 A, (Capital Improvement Projects), 5.00%, 10/15/44	100,000	116,887
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	70,000	82,185
San Diego Unified School District GO, Capital Appreciation, Series 2012 R-1, 0.00%, 7/1/30(2)	200,000	126,952
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 A, (Senior Lien), 5.00%, 1/15/29	100,000	112,047
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/16 (BAM)	10,000	10,176
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/17 (BAM)	5,000	5,237
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/18 (BAM)	10,000	10,731
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	250,000	285,235
		12,464,197
Colorado — 3.5%
Colorado Health Facilities Authority Rev., Series 2008 D, (Catholic Health Initiatives), 6.25%, 10/1/33	240,000	269,458
Colorado Health Facilities Authority Rev., Series 2015 A, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	250,000	275,157
Colorado Health Facilities Authority Rev., Series 2015, (Valley View Hospital Association), 5.00%, 5/15/45	80,000	90,012
Denver City and County Airport Rev., Series 2012 B, 5.00%, 11/15/25	250,000	304,615
Denver City and County Airport Rev., Series 2013 B, 5.00%, 11/15/43	100,000	113,011
Denver Health & Hospital Authority Rev., Series 2014 A, 5.00%, 12/1/39	200,000	219,998
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.19%, 3/3/16	150,000	149,577
Park Creek Metropolitan District Tax Allocation Rev., Series 2015 A, (Senior Limited Property Tax Supported), 5.00%, 12/1/45	115,000	127,940
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	220,000	247,570
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/19, Prerefunded at 100% of Par(1)	200,000	228,264
		2,025,602
Connecticut — 0.1%
Connecticut Special Tax Obligation Rev., Series 2015 A, 5.00%, 8/1/28	30,000	36,731
Delaware — 0.2%
New Castle County GO, Series 2009 A, 5.00%, 7/15/18, Prerefunded at 100% of Par(1)	100,000	110,178

District of Columbia — 1.4%
District of Columbia Rev., Series 2011 G, (Income Tax Secured), 5.00%, 12/1/36	300,000	347,928
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	400,000	423,600
		771,528
Florida — 4.9%
Brevard County Health Facilities Authority Rev., (Health First, Inc.), 5.00%, 4/1/39	250,000	279,667
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	100,000	119,231
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	200,000	232,000
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL-RE)	250,000	262,685
Florida Board of Education Capital Outlay GO, Series 2011 B, 5.125%, 6/1/40	300,000	344,097
Florida's Turnpike Enterprise Rev., Series 2015 B, (Department of Transportation), 5.00%, 7/1/27	100,000	123,282
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	200,000	212,526
Miami-Dade County Aviation Department Rev., Series 2014 B, 5.00%, 10/1/37	50,000	58,262
Miami-Dade County Educational Facilities Authority Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/16, Prerefunded at 100% of Par(1)	200,000	200,946
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/30	50,000	58,656
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/31	200,000	233,810
Miami-Dade County Water & Sewer Rev., Series 2013 A, 5.00%, 10/1/42	185,000	208,143
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	85,000	95,527
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	210,000	233,892
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/17(1)	50,000	53,498
Tampa Bay Water Rev., Series 2011 A, 5.00%, 10/1/17(1)	50,000	53,498
		2,769,720
Georgia — 2.5%
Atlanta Airport Rev., Series 2010 C, 5.75%, 1/1/23	250,000	302,922
Atlanta Airport Rev., Series 2010 C, 5.25%, 1/1/30	200,000	230,630
Gainesville & Hall County Hospital Authority Rev., Series 2014 A, (Northeast Georgia Health Sysytem, Inc. Project), 5.50%, 8/15/54	200,000	237,494
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39	400,000	446,812
Private Colleges & Universities Authority Rev., Series 2014, (Savannah College of Art & Design Project), 5.00%, 4/1/44	200,000	219,786
		1,437,644
Guam — 0.6%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.00%, 1/1/31	150,000	167,314
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	150,000	163,595
		330,909
Hawaii — 0.4%
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	200,000	225,990
Idaho — 0.9%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	250,000	250,165
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	276,082
		526,247
Illinois — 5.6%
Chicago Midway Airport Rev., Series 2013 B, 5.00%, 1/1/26	300,000	349,533
Chicago O'Hare International Airport Rev., Series 2015 B, 5.00%, 1/1/23	45,000	54,549
Chicago O'Hare International Airport Rev., Series 2015 B, 5.00%, 1/1/24	60,000	73,388
Chicago O'Hare International Airport Rev., Series 2015 B, 5.00%, 1/1/29	200,000	238,202
Chicago Sales Tax Rev., Series 2011 A, 5.25%, 1/1/38	100,000	106,714
Chicago Wastewater Transmission Rev., Series 2008 C, (Second Lien), 5.00%, 1/1/34	30,000	32,987
Chicago Wastewater Transmission Rev., Series 2008 C, (Second Lien), 5.00%, 1/1/35	30,000	33,083
Chicago Wastewater Transmission Rev., Series 2008 C, (Second Lien), 5.00%, 1/1/39	105,000	113,805
Chicago Wastewater Transmission Rev., Series 2014, (Second Lien), 5.00%, 1/1/39	100,000	107,573
Chicago Waterworks Rev., (Second Lien), 5.00%, 11/1/39	30,000	32,361

Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/18, Prerefunded at 100% of Par(1)	200,000	229,226
Illinois Finance Authority Rev., Series 2015 A, (OSF Healthcare System), 5.00%, 11/15/45	200,000	223,896
Illinois GO, 5.50%, 7/1/38	100,000	108,460
Illinois GO, 5.00%, 2/1/39	100,000	104,997
Illinois GO, 5.00%, 5/1/39	200,000	210,254
Illinois Toll Highway Authority Rev., Series 2014 B, (Senior Lien), 5.00%, 1/1/39	50,000	56,416
Illinois Toll Highway Authority Rev., Series 2014 C, 5.00%, 1/1/36	200,000	230,344
Illinois Toll Highway Authority Rev., Series 2016 A, (Senior Lien), 5.00%, 12/1/32	90,000	106,836
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	150,000	157,917
Railsplitter Tobacco Settlement Authority Rev., 6.00%, 6/1/28	250,000	299,298
Springfield Electric Rev., (Senior Lien), 5.00%, 3/1/24	250,000	303,412
		3,173,251
Indiana — 0.2%
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	100,000	119,542
Kentucky — 1.2%
Kentucky Asset / Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	135,000	156,424
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28	250,000	280,145
Kentucky Turnpike Authority Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17	240,000	254,592
		691,161
Louisiana — 0.3%
New Orleans Sewerage Service Rev., 5.00%, 6/1/40	70,000	78,708
New Orleans Sewerage Service Rev., 5.00%, 6/1/45	65,000	72,867
		151,575
Maryland — 0.3%
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	150,000	164,460
Massachusetts — 2.9%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/18, Prerefunded at 100% of Par(1)	60,000	66,433
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	140,000	153,497
Massachusetts Bay Transportation Authority Rev., Series 2012 A, 5.00%, 7/1/41	150,000	172,888
Massachusetts Development Finance Agency Rev., Series 2015 F, (Lahey Clinic), 5.00%, 8/15/45	90,000	102,385
Massachusetts GO, Series 2008 A, (Consolidated Loan), 5.00%, 8/1/18, Prerefunded at 100% of Par(1)	200,000	220,550
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36	200,000	225,166
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	250,000	300,475
Massachusetts School Building Authority Sales Tax Rev., Series 2013 A, (Senior Lien), 5.00%, 5/15/43	200,000	231,084
Massachusetts Water Resources Authority Rev., Series 2011 C, 5.25%, 8/1/42	150,000	175,287
		1,647,765
Michigan — 1.3%
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	250,000	277,673
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	425,000	470,755
		748,428
Mississippi — 0.7%
Mississippi Development Bank Special Obligation Rev., Series 2013, (Jackson Water and Sewer System Project), 6.875%, 12/1/40 (AGM)	100,000	134,105
Mississippi Development Bank Special Obligation Rev., Series 2015 A, (Municipal Energy Agency of Mississippi Power Supply), 5.00%, 3/1/29 (AGM)	250,000	294,920
		429,025
Missouri — 0.9%
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39	250,000	270,920
Missouri Joint Municipal Electric Utility Commission Rev., Series 2014 A, (Plum Point), 5.00%, 1/1/34	200,000	231,014
		501,934
Nebraska — 0.7%
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health System), 5.00%, 11/1/45	200,000	224,688

Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/18, Prerefunded at 100% of Par(1)	150,000	162,152
		386,840
New Jersey — 5.2%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/17, Prerefunded at 100% of Par(1)	250,000	263,095
New Jersey Economic Development Authority Rev., Series 2011 EE, (School Facilities Construction), 5.00%, 9/1/23	70,000	75,807
New Jersey Economic Development Authority Rev., Series 2015 WW, 5.25%, 6/15/40	250,000	268,023
New Jersey Health Care Facilities Financing Authority Rev., Series 2010, (Hackensack University Medical Center), 5.00%, 1/1/34	200,000	218,110
New Jersey Health Care Facilities Financing Authority Rev., Series 2010, (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	200,000	221,904
New Jersey Health Care Facilities Financing Authority Rev., Series 2014 A, (Barnabas Health), 5.00%, 7/1/44	200,000	224,214
New Jersey Health Care Facilities Financing Authority Rev., Series 2015 A, (University Hospital), 5.00%, 7/1/46 (AGM)	200,000	224,816
New Jersey Health Care Facilities Financing Authority Rev., Series 2016 A, (Princeton Healthcare System), 5.00%, 7/1/39	65,000	74,212
New Jersey State Turnpike Authority Rev., Series 2009 H, 5.00%, 1/1/36	250,000	274,298
New Jersey State Turnpike Authority Rev., Series 2014 A, 5.00%, 1/1/27	200,000	241,600
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/22 (AGM)	100,000	117,391
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.00%, 6/15/42	200,000	207,512
New Jersey Transportation Trust Fund Authority Rev., Series 2013 AA, 5.00%, 6/15/44	100,000	104,400
New Jersey Transportation Trust Fund Authority Rev., Series 2014 AA, 5.00%, 6/15/38	200,000	210,380
New Jersey Turnpike Authority Rev., Series 2015 E, 5.00%, 1/1/45	200,000	227,518
		2,953,280
New York — 16.8%
Dutchess County Local Development Corp. Rev., Series 2015 A, (Marist College), 5.00%, 7/1/28	100,000	120,474
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47	55,000	63,978
Long Island Power Authority Electric System Rev., Series 2008 A, 6.00%, 5/1/19, Prerefunded at 100% of Par(1)	250,000	290,595
Long Island Power Authority Electric System Rev., Series 2008 B, 5.25%, 4/1/19 (AGC-ICC)	150,000	170,004
Long Island Power Authority Rev., Series 2014 A, 5.00%, 9/1/44	175,000	198,016
Metropolitan Transportation Authority Rev., Series 2008 C, 6.50%, 11/15/28	250,000	289,280
Metropolitan Transportation Authority Rev., Series 2012 C, 5.00%, 11/15/41	300,000	341,097
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/43	250,000	284,280
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligation Group Project), 5.00%, 7/1/22	100,000	119,022
New Rochelle Rev., Series 2015 A, (Iona College), 5.00%, 7/1/40	200,000	221,362
New York City GO, Series 2009 C, 5.00%, 8/1/23	500,000	570,760
New York City GO, Series 2013 A-1, 5.00%, 8/1/36	90,000	105,954
New York City GO, Series 2015 C, 5.00%, 8/1/25	50,000	62,534
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	70,000	78,393
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43	250,000	288,122
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2012 FF, (Second General Resolution), 5.00%, 6/15/45	600,000	688,344
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2015 FF, (Second General Resolution), 5.00%, 6/15/39	145,000	170,163
New York City Transitional Finance Authority Rev., Series 2009 S-4, 5.50%, 1/15/39	300,000	338,502
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	200,000	231,024
New York City Transitional Finance Authority Rev., Series 2011 S1-A, 5.00%, 7/15/25	150,000	179,666
New York City Transitional Finance Authority Rev., Series 2013 F-1, (Future Tax Secured Bonds), 5.00%, 2/1/28	200,000	241,402
New York City Transitional Finance Authority Rev., Series 2013 I, (Future Tax Secured Bonds), 5.00%, 5/1/42	200,000	231,358
New York City Transitional Finance Authority Rev., Series 2015 S-1, (Building Aid Revenue Bonds), 5.00%, 7/15/29	125,000	151,831
New York GO, Series 2009 A, 5.00%, 2/15/39	300,000	334,719

New York Liberty Development Corp. Rev., (World Trade Center), 5.125%, 11/15/44	100,000	112,807
New York Liberty Development Corp. Rev., Series 2005, (Goldman Sachs Headquarters), 5.25%, 10/1/35	260,000	318,261
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	200,000	242,948
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/19, Prerefunded at 100% of Par(1)	250,000	287,282
New York State Dormitory Authority Rev., Series 2014 A, (Touro College & University System), 5.25%, 1/1/34	150,000	167,858
New York State Dormitory Authority Rev., Series 2015 A, (North Shore Long Island Jewish Obligated Group), 5.00%, 5/1/26	300,000	367,980
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38	280,000	316,831
New York State Power Authority Rev., Series 2011 A, 5.00%, 11/15/38	200,000	233,400
New York State Thruway Authority Rev., Series 2013 A, 5.00%, 5/1/19	100,000	113,039
New York State Thruway Authority Rev., Series 2014 K, 5.00%, 1/1/29	150,000	180,626
New York State Urban Development Corp. Rev., Series 2013 A-1, (State Personal Income Tax), 5.00%, 3/15/28	100,000	120,992
Port Authority of New York & New Jersey Special Obligation Rev., Series 2010 8, (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	250,000	294,517
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	360,000	380,210
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	305,000	334,222
Tompkins County Development Corp. Rev., Series 2014 A, (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	100,000	109,137
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	200,000	220,500
Westchester County Local Development Corp. Rev., Series 2014 A, (Pace University), 5.50%, 5/1/42	35,000	39,738
		9,611,228
North Carolina — 0.5%
North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/19, Prerefunded at 100% of Par(1)	250,000	292,400
Ohio — 1.5%
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	100,000	112,487
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	100,000	106,792
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41	200,000	222,954
Ohio Air Quality Development Authority Rev., Series 2006 A, (FirstEnergy Generation Corp.), VRDN, 3.75%, 12/3/18 (GA: FirstEnergy Solutions Corp.)	400,000	412,924
		855,157
Oklahoma — 0.3%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	150,000	174,947
Oregon — 1.0%
Clackamas County Hospital Facility Authority Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35	200,000	222,194
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/19, Prerefunded at 100% of Par(1)	300,000	348,771
		570,965
Pennsylvania — 3.3%
Montgomery County Industrial Development Authority Health System Rev., Series 2015 A, (Albert Einstein Healthcare Network), 5.25%, 1/15/45	140,000	154,006
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	250,000	275,570
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/27	100,000	116,540
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/18, Prerefunded at 100% of Par (AGC)(1)	200,000	223,662
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	150,000	165,873
Pennsylvania Turnpike Commission Rev., Series 2014 A, Capital Appreciation, 0.00%, 12/1/21(3)	200,000	164,476
Pennsylvania Turnpike Commission Rev., Series 2014 C, 5.00%, 12/1/44	120,000	135,008
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16	300,000	305,823
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	250,000	275,002
Southcentral General Authority Rev., Series 2014 A, (Wellspan Health Obligation Group), 5.00%, 6/1/44	50,000	56,328
		1,872,288
Rhode Island — 0.2%
Tobacco Settlement Financing Corp. Rev., Series 2015 B, 5.00%, 6/1/50	110,000	113,782

South Carolina — 0.3%
Piedmont Municipal Power Agency Rev., Series 2009 A-3, 5.00%, 1/1/17	175,000	181,477
Texas — 8.2%
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	200,000	209,584
Central Texas Regional Mobility Authority Rev., Series 2015 A, (Senior Lien), 5.00%, 1/1/45	100,000	112,962
Central Texas Turnpike System Rev., Series 2015 C, 5.00%, 8/15/42	300,000	331,779
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	200,000	228,248
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	100,000	117,411
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	100,000	117,562
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/20	25,000	29,353
Grand Parkway Transportation Corp. Rev., Series 2013 A, 5.125%, 10/1/43	45,000	49,574
Harris County Toll Road Rev., Series 2009 A, (Senior Lien), 5.00%, 8/15/38	400,000	445,016
Harris County-Houston Sports Authority Rev., Capital Appreciation, Series 2014 A, 0.00%, 11/15/53 (AGM)(2)	1,000,000	174,720
Houston Convention & Entertainment Facilities Department Special Tax Rev., 5.00%, 9/1/40	125,000	141,639
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	100,000	110,748
New Hope Cultural Education Facilities Corp. Rev., Series 2015 A, (Tarleton State University), 5.00%, 4/1/47	250,000	266,427
North Texas Tollway Authority Rev., Series 2010, (First Tier), 6.00%, 1/1/38	300,000	355,530
North Texas Tollway Authority Rev., Series 2010, (First Tier), 6.00%, 1/1/43	150,000	177,309
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	100,000	115,261
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/36	40,000	45,099
North Texas Tollway Authority Rev., Series 2014 A, (First Tier), 5.00%, 1/1/24	25,000	30,640
North Texas Tollway Authority Rev., Series 2015 B, 5.00%, 1/1/40	60,000	68,002
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	300,000	300,432
San Antonio Electric & Gas Rev., (Junior Lien), 5.00%, 2/1/43	50,000	55,975
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/18, Prerefunded at 100% of Par(1)	250,000	279,082
Texas GO, Series 2015 D, (Water Utility Improvements), 5.00%, 5/15/25	250,000	317,965
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/30	100,000	111,692
Texas Transportation Commission State Highway Fund Rev., Series 2014 B, (First Tier), VRDN, 0.36%, 3/3/16	200,000	199,912
University of North Texas Rev., Series 2009 A, 5.00%, 4/15/32	250,000	277,595
		4,669,517
Utah — 0.4%
Utah State Board of Regents Rev., 5.25%, 8/1/21 (NATL-RE)	210,000	254,146
Vermont — 0.5%
Burlington Airport Rev., Series 2014 A, 5.00%, 7/1/30 (AGM)	250,000	288,233
Virginia — 1.2%
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	200,000	205,556
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	200,000	235,336
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	200,000	227,914
		668,806
Washington — 2.2%
Energy Northwest Electric Rev., Series 2014 C, (Project 3), 5.00%, 7/1/28	55,000	66,954
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/34	200,000	228,230
Port of Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/30	200,000	227,420
Washington GO, Series 2008 A, 5.00%, 7/1/18, Prerefunded at 100% of Par(1)	200,000	220,086
Washington GO, Series 2015 A-1, 5.00%, 8/1/29	200,000	244,528
Washington GO, Series R-2012 C, 5.00%, 7/1/26	200,000	240,634
		1,227,852
Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/19, Prerefunded at 100% of Par(1)	300,000	351,300

Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	250,000	275,570
		626,870
TOTAL MUNICIPAL SECURITIES (Cost $49,940,699)		54,749,325
TEMPORARY CASH INVESTMENTS — 2.4%
Federated Tax-Free Obligations Fund, Wealth Shares (Cost $1,400,214)	1,400,214	1,400,214
TOTAL INVESTMENT SECURITIES — 98.4% (Cost $51,340,913)		56,149,539
OTHER ASSETS AND LIABILITIES — 1.6%		899,568
TOTAL NET ASSETS — 100.0%		$57,049,107

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGC-ICC	-	Assured Guarantee Corporation - Insured Custody Certificates
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	54,749,325	—
Temporary Cash Investments	1,400,214	—	—
	1,400,214	54,749,325	—

3. Federal Tax Information

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$51,343,841
Gross tax appreciation of investments	$4,807,843
Gross tax depreciation of investments	(2,145)
Net tax appreciation (depreciation) of investments	$4,805,698

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Tax-Free Money Market Fund
February 29, 2016

Tax-Free Money Market - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 95.1%
California — 21.5%
California State University PUTTERs Rev., Series 2008-2646Z, VRDN, 0.06%, 3/3/16 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	845,000	845,000
City of Los Angeles GO, 2.00%, 6/30/16	3,000,000	3,016,645
City of Riverside Water Rev., Series 2011 A, VRN, 0.16%, 3/3/16	7,000,000	7,000,000
County of Riverside Rev., Series 2015 D, 2.00%, 10/12/16	2,500,000	2,526,039
Eastern Municipal Water District Water & Sewer Rev., Series 2012 A, VRN, 0.05%, 3/3/16	3,500,000	3,500,000
Elsinore Valley Municipal Water District COP, Series 2007 A, 4.25%, 7/1/16 (NATL-RE)	750,000	759,962
Irvine Ranch Water District Rev., Series 2011 A-2, VRN, 0.09%, 3/3/16	2,000,000	2,000,000
Metropolitan Water District of Southern California Rev., Series 2013 E, VRN, 0.09%, 3/3/16	6,000,000	6,000,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 0.87%, 3/3/16 (LOC: BNP Paribas)	8,440,000	8,440,000
		34,087,646
Colorado — 3.5%
Colorado Educational & Cultural Facilities Authority Rev., (Telluride Mountain School), VRDN, 0.12%, 3/3/16 (LOC: Wells Fargo Bank N.A.)	1,260,000	1,260,000
Fort Collins Economic Development Rev., Series 2001 A, (Oakridge Project), VRDN, 0.17%, 3/3/16 (LOC: U.S. Bank N.A.)	2,565,000	2,565,000
Midcities Metropolitan District No. 1 Rev., Series 2004 B, VRDN, 0.11%, 3/3/16 (LOC: BNP Paribas)	1,740,000	1,740,000
		5,565,000
District of Columbia — 3.1%
District of Columbia Income Tax Secured Rev., Series 2015 A, VRN, 0.13%, 3/3/16	5,000,000	5,000,000
Florida — 6.1%
City of Venice Health Care Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.06%, 3/3/16 (AGM)(LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Florida Department of Management Services COP, Series 2015 A, 5.00%, 8/1/16	4,875,000	4,968,513
Tender Option Bond Trust Receipts / Certificates Rev., Series XF0096, VRDN, 0.11%, 3/3/16 (AGM-CR and XLCA)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,700,000	3,700,000
		9,668,513
Georgia — 4.5%
Stephens County Development Authority Solid Waste Disposable Facilities Rev., (Caterpillar, Inc.), VRDN, 0.17%, 3/3/16	1,520,000	1,520,000
Tender Option Bond Trust Receipts / Certificates Rev., Series 2015-ZF0210, VRDN, 0.16%, 3/3/16 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,600,000	1,600,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports Project), VRDN, 0.18%, 3/3/16 (LOC: Bank of America N.A.)	2,360,000	2,360,000
Walton County Development Authority Rev., (Walton Press, Inc.), VRDN, 0.18%, 3/3/16 (LOC: Bank of America N.A.)	1,680,000	1,680,000
		7,160,000
Idaho — 1.9%
State of Idaho GO, 2.00%, 6/30/16	3,000,000	3,016,907
Illinois — 9.4%
Chicago Industrial Development Rev., (Evans Food Products Company, Inc.), VRDN, 0.20%, 3/3/16 (LOC: Bank of America N.A.)	885,000	885,000
Illinois Finance Authority Rev., (Andre's Imaging & Graphics, Inc.), VRDN, 0.19%, 3/3/16 (LOC: U.S. Bank N.A.)	1,280,000	1,280,000
Illinois Finance Authority Rev., (Cinnamon Lake Towers), VRDN, 0.20%, 3/3/16 (LIQ FAC: FHLMC)	4,565,000	4,565,000
Illinois Finance Authority Rev., (The Uniform Law Foundation), VRDN, 0.07%, 3/3/16 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Finance Authority Rev., Series 1997, (Radiological Society), VRDN, 0.11%, 3/3/16 (LOC: JPMorgan Chase Bank N.A.)(Acquired 8/23/11, Cost $360,000)(2)	360,000	360,000

Illinois Housing Development Authority Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.41%, 3/3/16 (LOC: First National Bank and FHLB)	1,745,000	1,745,000
Industrial Development Rev., (Elliott Aviation), VRDN, 0.27%, 3/2/16 (LOC: U.S. Bank N.A.)	1,120,000	1,120,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation), VRDN, 0.22%, 3/2/16 (LOC: U.S. Bank N.A.)	615,000	615,000
Village of McCook Rev., Series 1996 B, (Illinois St. Andrew Society), VRDN, 0.06%, 3/3/16 (LOC: Northern Trust Company)	1,700,000	1,700,000
		15,010,000
Indiana — 0.2%
University of Southern Indiana Rev., Series 1999 G, (Student Fee), VRDN, 0.11%, 3/2/16 (LOC: JPMorgan Chase Bank N.A.)	250,000	250,000
Iowa — 0.3%
Iowa Finance Authority Industrial Development Rev., (Embria Health Sciences), VRDN, 0.15%, 3/3/16 (LOC: Wells Fargo Bank N.A.)	530,000	530,000
Louisiana — 2.5%
Terrebonne Economic Development Authority Gulf Opportunity Zone Rev., (Buquet Distribution Co.), VRDN, 0.24%, 3/3/16 (LOC: Community Bank and FHLB)	4,005,000	4,005,000
Maryland — 0.9%
County of Montgomery Rev., (American Gastroenterological), VRDN, 0.12%, 3/3/16 (LOC: Wells Fargo Bank N.A.)	1,510,000	1,510,000
Massachusetts — 0.2%
Massachusetts Industrial Finance Agency Rev., (Hi-Tech Mold & Tool, Inc.), VRDN, 0.34%, 3/2/16 (LOC: TD Bank N.A.)	360,000	360,000
Minnesota — 3.2%
City of Minnetonka Rev., (Brier Creek Apartments Partnership LLP), VRDN, 0.12%, 3/3/16 (LOC: Wells Fargo Bank N.A.)	200,000	200,000
St. Paul Port Authority Rev., (Bigos-Sibley Project), VRDN, 0.05%, 3/3/16 (LIQ FAC: FHLMC)	4,845,000	4,844,951
		5,044,951
Missouri — 1.2%
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.03%, 3/1/16 (LOC: Commerce Bank N.A.)	1,900,000	1,900,000
Nevada — 1.6%
Nevada Housing Division Rev., (Multi Unit Housing), VRDN, 0.18%, 3/3/16 (LOC: Citibank N.A.)	1,000,000	1,000,000
State of Nevada GO, Series 2013 D-1, (Capital Improvement & Cultural Affairs), 4.00%, 3/1/16	1,500,000	1,500,000
		2,500,000
New Mexico — 0.3%
City of Albuquerque Industrial Rev., (CVI Laser LLC), VRDN, 0.23%, 3/3/16 (LOC: Bank of America N.A.)(Acquired 1/29/15, cost $500,000)(2)	500,000	500,000
New York — 2.0%
North Amityville Fire Co., Inc. Rev., VRDN, 0.20%, 3/3/16 (LOC: Citibank N.A.)	2,455,000	2,455,000
Suffolk County Industrial Development Agency Rev., (JBC Realty LLC), VRDN, 0.25%, 3/2/16 (LOC: JPMorgan Chase Bank N.A.)	790,000	790,000
		3,245,000
North Carolina — 7.6%
Austin Trust Rev., Series 2008-3509, VRDN, 0.15%, 3/3/16 (LIQ FAC: Bank of America N.A.)(1)	4,000,000	4,000,000
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.12%, 3/3/16 (LOC: Branch Banking & Trust)	4,340,000	4,340,000
North Carolina Medical Care Commission Facilities Rev., (Mission St. Joseph's Health System, Inc.), VRDN, 0.10%, 3/3/16 (SBBPA: Branch Banking & Trust)	3,655,000	3,655,000
		11,995,000
Ohio — 2.1%
County of Putnam Healthcare Facilities Rev., (Hilty Memorial Home), VRDN, 0.06%, 3/3/16 (LOC: First Federal Bank of Midwest and FHLB)	3,265,000	3,265,000
Pennsylvania — 1.7%
Pennsylvania Economic Development Financing Authority Rev., (Westmoreland-Fayette, Inc.), VRDN, 0.17%, 3/3/16 (LOC: PNC Bank N.A.)	400,000	400,000

Pennsylvania Economic Development Financing Authority Rev., Series 1999 C-6, VRDN, 0.35%, 3/3/16 (LOC: PNC Bank N.A.)	200,000	200,000
Pennsylvania Economic Development Financing Authority Rev., Series 2000 A-4, (John C. Helfrick), VRDN, 0.21%, 3/3/16 (LOC: PNC Bank N.A.)	500,000	500,000
Pennsylvania Economic Development Financing Authority Rev., Series 2002 A-1 (Pittsburgh Thermal Ltd.), VRDN, 0.35%, 3/3/16 (LOC: PNC Bank N.A.)	500,000	500,000
Pennsylvania Economic Development Financing Authority Rev., Series 2005 C-1, (Miquon School Project), VRDN, 0.13%, 3/3/16 (LOC: PNC Bank N.A.)	400,000	400,000
Pennsylvania Economic Development Financing Authority Rev., Series B-1, (Seven Shes Realty), VRDN, 0.13%, 3/3/16 (LOC: PNC Bank N.A.)	650,000	650,000
		2,650,000
South Carolina — 4.2%
South Carolina Jobs Economic Development Authority Rev., (Franco Manufacturing Co., Inc.), VRDN, 0.33%, 3/2/16 (LOC: Bank of America N.A.)	2,000,000	2,000,000
South Carolina Jobs Economic Development Authority Rev., (Medical University of South Carolina Foundation), VRDN, 0.12%, 3/3/16 (LOC: Wells Fargo Bank N.A.)	2,100,000	2,100,000
South Carolina Jobs Economic Development Authority Rev., (YMCA of Beaufort County Project), VRDN, 0.08%, 3/3/16 (LOC: Branch Banking & Trust)	2,510,000	2,510,000
		6,610,000
Texas — 11.3%
Austin Trust Rev., Series 2008-1197, VRDN, 0.11%, 3/3/16 (LIQ FAC: Bank of America N.A.)(1)	3,125,000	3,125,000
Eanes Independent School District GO, Series 2015 A, 2.00%, 8/1/16 (LOC: Texas Permanent School Fund and PSF-GTD)	2,320,000	2,334,937
Harlandale Independent School District GO, (School Building), 4.75%, 8/15/16, Prerefunded at 100% of Par (PSF-GTD)(3)	1,810,000	1,846,757
Mission Economic Development Corp. Industrial Rev., (CMI Project), VRDN, 0.15%, 3/3/16 (LOC: Wells Fargo Bank N.A.)	1,825,000	1,825,000
Mission Economic Development Corp. Solid Waste Disposal Rev., (IESI Corp.), VRDN, 0.07%, 3/3/16 (LOC: Bank of America N.A.)	4,800,000	4,800,000
Tender Option Bond Trust Receipts / Certificates Rev., Series 2016Z F0282, VRDN, 0.05%, 3/3/16 (LIQ FAC: Toronto Dominion Bank)(1)	4,000,000	4,000,000
		17,931,694
Utah — 0.3%
Ogden City Redevelopment Agency Tax Increment Rev., Series 2005 A, VRDN, 0.12%, 3/3/16 (LOC: Wells Fargo Bank N.A.)	545,000	545,000
Virginia — 2.1%
Barclays Capital Municipal Trust Receipts Rev., Series 2009 4-B, (Virginia College), VRDN, 0.09%, 3/3/16 (LIQ FAC: Barclays Bank PLC)(1)	3,335,000	3,335,000
Washington — 3.4%
Washington Economic Development Finance Authority Rev., Series 2000 D (Canam Steel), VRDN, 0.22%, 3/3/16 (LOC: Wells Fargo Bank N.A.)	1,900,000	1,900,000
Washington Economic Development Finance Authority Rev., Series 2006 F, (Wesmar Co., Inc.), VRDN, 0.15%, 3/3/16 (LOC: U.S. Bank N.A.)	2,745,000	2,745,000
Washington Health Care Facilities Authority Rev., Series 2007 D, (Multicare Health System), VRDN, 0.01%, 3/1/16 (LOC: Barclays Bank PLC)	700,000	700,000
		5,345,000
TOTAL MUNICIPAL SECURITIES		151,029,711
TEMPORARY CASH INVESTMENTS — 3.8%
Federated Tax-Free Obligations Fund, Wealth Shares	6,101,793	6,101,793
TOTAL INVESTMENT SECURITIES — 98.9%		157,131,504
OTHER ASSETS AND LIABILITIES — 1.1%		1,727,260
TOTAL NET ASSETS — 100.0%		$158,858,764

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $20,605,000, which represented 13.0% of total net assets.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $860,000, which represented 0.5% of total net assets.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	151,029,711	—
Temporary Cash Investments	6,101,793	—	—
	6,101,793	151,029,711	—

3. Federal Tax Information

As of February 29, 2016, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$157,131,504

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 26, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 26, 2016